UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2021

Date of reporting period:	August 1, 2020 — January 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam RetirementReady® Funds

Semiannual report
1 | 31 | 21

Putnam RetirementReady® Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2065 Fund	Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady Maturity Fund

Semiannual report
1 | 31 | 21

Message from the Trustees

March 12, 2021

Dear Fellow Shareholder:

The continuing hardships of the global Covid-19 pandemic remain a concern for the economy, but we have optimism for the year ahead. Infection rates have declined in early 2021. In the United States, fiscal stimulus enacted in December is reaching people and President Biden is urging Congress to provide even more support. Worldwide, more than 140 million vaccinations are just the beginning of a massive effort to counter the pandemic.

While many challenges remain, the economy is rebounding, the stock market has reached new highs, and interest rates remain low. Conditions appear to be in place for rising employment rates and increasing business activity later in the year. Businesses and policy makers need to steer a careful course, but we believe it is reasonable to anticipate improvement.

Putnam continues to employ active strategies that seek superior investment performance for you and your fellow shareholders. Putnam’s portfolio managers and analysts take a research-intensive approach that includes risk management strategies designed to serve you through changing conditions.

As always, thank you for investing with Putnam.

Performance history as of 1/31/21

Annualized total return (%) before sales charge comparison

Class A shares	Life of fund*	10 years	5 years	3 years	1 year	6 months†
2065 Fund	–0.20%	—	—	—	—	—
2060 Fund	9.04	—	11.19%	6.10%	15.03%	13.78%
2055 Fund	9.59	9.00%	10.98	5.83	14.34	13.28
2050 Fund	6.99	8.96	10.69	5.63	13.58	12.55
2045 Fund	6.86	8.60	10.14	5.12	12.07	11.32
2040 Fund	6.57	8.04	9.22	4.37	9.78	9.27
2035 Fund	6.04	7.18	7.95	3.54	7.14	6.89
2030 Fund	5.39	6.15	6.44	2.74	4.32	4.47
2025 Fund	4.64	5.06	4.90	1.91	1.88	2.35
Maturity Fund	2.81	2.87	3.00	1.28	–0.11	0.90

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for RetirementReady Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–26 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, 2060 Fund and 2065 Fund (inceptions: 5/2/05, 11/30/10, 11/30/15, and 1/4/21, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04. Life of fund return for the 2065 Fund is cumulative.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/21. See above and pages 8–26 for additional fund performance information. Index descriptions can be found on pages 37–38.

* Source: Bloomberg Index Services Limited.

2 RetirementReady® Funds

How were market conditions during the six-month reporting period?

Despite some weakness in the fall of 2020, global financial markets advanced in an environment of risk-on sentiment. Equity indices reached record highs, continuing the market’s recovery from the downturn in March 2020. The rally was supported by the development of Covid-19 vaccines, signs of economic recovery, and U.S. election results. November 2020 saw especially strong performance with market leadership shifting from big technology companies to small-cap and undervalued stocks. The rally continued into January 2021, supported by optimism about further stimulus from the Biden administration and positive vaccine news. Stocks paused briefly late in the month when retail traders piled into heavily shorted stocks, causing massive losses for hedge funds and significant volatility. The S&P 500 Index, a broad measure of U.S. stocks, rose 14.47% for the six-month period. International stocks, as measured by the MSCI EAFE Index (ND), climbed 17.58%.

Fixed-income assets finished with mixed results for the period. U.S. Treasury bond yields moved slightly higher and prices fell, as the passage of an additional Covid-19 stimulus bill in December 2020 boosted investor optimism. Investment-grade bonds ended the period roughly flat, after months of strong gains. The Bloomberg Barclays U.S. Aggregate Bond Index posted a return of –0.91% for the six-month period. Global bond prices rose slightly over the period, as central banks continued their

RetirementReady® Funds 3

pandemic-induced bond-buying programs, keeping interest rates low. Global bonds, as measured by the FTSE World Government Bond Index, posted a return of 0.77%. High-yield bonds finished with strong positive returns as credit spreads tightened, reflecting equity market strength.

How did the funds perform?

All funds reported positive returns for the six-month period, reflecting strength across a variety of asset classes. Funds intended for investors further from retirement outperformed near-retirement funds. Putnam RetirementReady 2065 Fund, which launched on January 4, 2021, turned in slightly negative performance due to equity market weakness experienced in January.

The glide path of the RetirementReady Funds is an important tool that distinguishes Putnam from its peers. Our glide path starts off more aggressive than the average for our Lipper peer group, with a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to peers for the funds serving investors nearing retirement in the 2020s or 2030s.

What underlying funds’ strategies contributed to or detracted from performance during the period?

Across the funds, performance was largely a product of positive returns from global stocks held by the underlying funds. Dynamic asset allocation benefited performance, while active implementation detracted from results.

Given the political and pandemic uncertainty during the period, we shifted our asset allocations on several occasions. We began the period slightly underweight equity risk relative to the custom benchmark, which led to a loss as stocks rallied through the summer months. Midway through the period, we moved our position to modestly overweight equity risk. This benefited the portfolios as stocks soared to record highs upon the election of Joe Biden as president of the United States and the arrival of Covid-19 vaccines. We increased our overweight position to equity risk at the end of the period, which slightly detracted from performance due to a speculative retail trading frenzy that led markets lower.

In fixed income, the funds were slightly underweight interest-rate risk. This decision aided results as interest rates moved slightly higher over the period in response to optimism surrounding further fiscal stimulus and vaccine distribution. We moved the position to neutral toward the end of the period. In terms of credit risk, the funds were modestly overweight relative to the custom benchmark. This decision led to a small gain for the funds as credit market liquidity continued to improve and spreads tightened. By the middle of the period, we had shifted the position back to neutral. An out-of-benchmark long position to commodity risk resulted in a small positive contribution for the funds.

Active implementation was a considerable detractor over this six-month period. This underperformance was primarily a result of stock selection weakness within our quantitative U.S. large-cap equity sleeve. The funds also experienced weakness in our fundamental U.S. large-cap growth sleeve. This weakness was partially offset by positive security selection in opportunistic fixed income, which had a greater impact on portfolios closer to retirement. International stock selection was slightly additive. Our exposure to fixed-income absolute return strategies aided performance, while the allocation to multi-asset absolute return strategies detracted.

What is your outlook for the coming months?

During the past six months, markets continued to rebound from the pandemic-induced

4 RetirementReady® Funds

recession. Easy monetary conditions, the promise of more fiscal stimulus, reduced political uncertainty, and Covid-19 vaccine news helped to propel markets higher over the period. The arrival of vaccines has boosted investor sentiment and a V-shaped recovery is now more likely, in our view. We anticipate continued volatility but remain encouraged by the catalysts present to advance the recovery.

We are bullish on stocks due to what we believe are a combination of strong technicals, pent-up demand, and an easy monetary policy backdrop. In fixed income, our outlook on credit is neutral as credit markets have fully recovered from the pandemic-induced spread widening. In addition, we believe there is a greater chance of more equity-friendly behavior by the corporate sector, including mergers and acquisitions and stock buybacks. Our outlook for rate-sensitive fixed income is neutral, but we expect continued diversification and low volatility from the asset class.

Against this backdrop, we continue to have conviction in our investment strategies based on their strong long-term results. As for asset allocation, we will continue to take a tactical approach, adjusting exposure across various markets as conditions warrant. We will continue to monitor equity and fixed-income markets and add securities when we see more attractive valuation levels.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by a fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning each fund’s performance or portfolio composition relative to those of each fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Composition of the funds’
underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of January 31, 2021. For more information, please see the funds’ prospectus.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund combines two independent investment strategies: a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. Actual allocations of both funds will vary.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

6 RetirementReady® Funds

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date indicating when the fund’s investors expect to retire and begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 1/31/21

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund	73.5%	72.8%	58.1%	40.0%	15.9%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	16.5%	30.8%	47.9%	68.2%	66.4%	27.7%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	0.5%	11.4%	40.8%	52.2%	23.8%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.3%	5.9%	22.4%	34.1%
Putnam Multi-Asset Absolute
Return Fund	9.5%	9.5%	9.5%	9.5%	11.6%	15.5%	19.3%	23.7%	28.5%	29.6%
Putnam Fixed Income Absolute
Return Fund	0.5%	0.7%	1.2%	2.1%	2.6%	3.9%	8.3%	13.4%	19.3%	30.3%
Putnam Government Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.3%	2.8%	3.6%	4.8%	6.0%	6.0%

Percentages are based on net assets as of 1/31/21. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

RetirementReady® Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/21

Life of
fund
2065 Fund
Class A (1/4/21)
Before sales charge	–0.20%
After sales charge	–0.20
Class C (1/4/21)
Before CDSC	–0.30
After CDSC	–0.30
Class R (1/4/21)
Net asset value	–0.30
Class R3 (1/4/21)
Net asset value	–0.20
Class R4 (1/4/21)
Net asset value	–0.20
Class R5 (1/4/21)
Net asset value	–0.20
Class R6 (1/4/21)
Net asset value	–0.20
Class Y (1/4/21)
Net asset value	–0.20

8 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/21 cont.

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months
2060 Fund
Class A (11/30/15)
Before sales charge	56.37%	9.04%	69.98%	11.19%	19.44%	6.10%	15.03%	13.78%
After sales charge	47.38	7.80	60.20	9.88	12.57	4.03	8.42	7.24
Class B (11/30/15)
Before CDSC	50.36	8.21	63.73	10.36	16.74	5.29	14.12	13.29
After CDSC	49.36	8.07	61.73	10.09	13.74	4.38	9.12	8.29
Class C (11/30/15)
Before CDSC	50.44	8.23	63.82	10.38	16.83	5.32	14.21	13.37
After CDSC	50.44	8.23	63.82	10.38	16.83	5.32	13.21	12.37
Class R (11/30/15)
Net asset value	54.36	8.77	68.01	10.94	18.54	5.83	14.73	13.70
Class R3 (1/4/21)
Net asset value	55.75	8.95	69.47	11.13	19.23	6.04	14.95	13.81
Class R4 (1/4/21)
Net asset value	57.91	9.24	71.69	11.42	20.23	6.33	15.36	14.01
Class R5 (1/4/21)
Net asset value	58.97	9.39	72.77	11.56	20.65	6.46	15.45	13.99
Class R6 (9/1/16)
Net asset value	58.97	9.39	72.77	11.56	20.65	6.46	15.45	13.99
Class Y (11/30/15)
Net asset value	58.34	9.30	72.08	11.47	20.34	6.37	15.30	13.94

RetirementReady® Funds 9

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2055 Fund
Class A (11/30/10)
Before sales charge	9.59%	136.65%	9.00%	68.37%	10.98%	18.52%	5.83%	14.34%	13.28%
After sales charge	8.96	123.05	8.35	58.69	9.68	11.71	3.76	7.76	6.76
Class B (11/30/10)
Before CDSC	8.95	122.76	8.34	62.30	10.17	16.00	5.07	13.58	12.84
After CDSC	8.95	122.76	8.34	60.30	9.90	13.15	4.21	8.58	7.84
Class C (11/30/10)
Before CDSC	8.79	119.68	8.19	62.12	10.15	15.92	5.05	13.57	12.81
After CDSC	8.79	119.68	8.19	62.12	10.15	15.92	5.05	12.57	11.81
Class R (11/30/10)
Net asset value	9.32	130.78	8.72	66.27	10.70	17.63	5.56	14.07	13.12
Class R3 (1/4/21)
Net asset value	9.55	135.57	8.95	68.01	10.93	18.40	5.79	14.35	13.20
Class R4 (1/4/21)
Net asset value	9.81	141.51	9.22	70.12	11.21	19.24	6.04	14.57	13.31
Class R5 (1/4/21)
Net asset value	9.93	144.14	9.34	71.45	11.39	19.89	6.23	14.76	13.50
Class R6 (9/1/16)
Net asset value	9.93	144.14	9.34	71.45	11.39	19.89	6.23	14.76	13.50
Class Y (11/30/10)
Net asset value	9.87	142.79	9.28	70.50	11.26	19.45	6.10	14.62	13.37

10 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2050 Fund
Class A (5/2/05)
Before sales charge	6.99%	135.81%	8.96%	66.16%	10.69%	17.85%	5.63%	13.58%	12.55%
After sales charge	6.59	122.25	8.31	56.61	9.39	11.07	3.56	7.05	6.08
Class B (5/2/05)
Before CDSC	6.58	122.18	8.31	60.04	9.86	15.22	4.83	12.74	12.15
After CDSC	6.58	122.18	8.31	58.04	9.59	12.39	3.97	7.74	7.15
Class C (5/2/05)
Before CDSC	6.48	118.72	8.14	60.03	9.86	15.19	4.83	12.73	12.14
After CDSC	6.48	118.72	8.14	60.03	9.86	15.19	4.83	11.73	11.14
Class R (5/2/05)
Net asset value	6.72	130.09	8.69	64.16	10.42	17.00	5.37	13.30	12.46
Class R3 (1/4/21)
Net asset value	6.93	134.67	8.90	65.74	10.63	17.66	5.57	13.54	12.52
Class R4 (1/4/21)
Net asset value	7.20	140.55	9.17	67.75	10.90	18.51	5.82	13.80	12.65
Class R5 (1/4/21)
Net asset value	7.28	142.79	9.28	68.92	11.06	19.05	5.99	13.98	12.76
Class R6 (9/1/16)
Net asset value	7.28	142.79	9.28	68.92	11.06	19.05	5.99	13.98	12.76
Class Y (5/2/05)
Net asset value	7.25	141.87	9.23	68.29	10.97	18.73	5.89	13.93	12.71

RetirementReady® Funds 11

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2045 Fund
Class A (11/1/04)
Before sales charge	6.86%	128.29%	8.60%	62.10%	10.14%	16.15%	5.12%	12.07%	11.32%
After sales charge	6.48	115.16	7.96	52.78	8.85	9.47	3.06	5.62	4.92
Class B (11/1/04)
Before CDSC	6.47	114.97	7.95	56.19	9.33	13.56	4.33	11.20	10.88
After CDSC	6.47	114.97	7.95	54.19	9.05	10.82	3.48	6.20	5.88
Class C (11/1/04)
Before CDSC	6.37	111.83	7.79	56.18	9.33	13.56	4.33	11.22	10.90
After CDSC	6.37	111.83	7.79	56.18	9.33	13.56	4.33	10.22	9.90
Class R (11/1/04)
Net asset value	6.60	122.67	8.33	60.12	9.87	15.28	4.85	11.73	11.13
Class R3 (1/4/21)
Net asset value	6.80	127.14	8.55	61.76	10.10	16.02	5.08	12.08	11.39
Class R4 (1/4/21)
Net asset value	7.07	132.84	8.82	63.78	10.37	16.90	5.34	12.35	11.53
Class R5 (1/4/21)
Net asset value	7.16	135.04	8.92	64.82	10.51	17.30	5.46	12.43	11.47
Class R6 (9/1/16)
Net asset value	7.16	135.04	8.92	64.82	10.51	17.30	5.46	12.43	11.47
Class Y (11/1/04)
Net asset value	7.14	134.29	8.89	64.30	10.44	17.12	5.41	12.43	11.56

12 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2040 Fund
Class A (11/1/04)
Before sales charge	6.57%	116.69%	8.04%	55.43%	9.22%	13.70%	4.37%	9.78%	9.27%
After sales charge	6.18	104.23	7.40	46.50	7.94	7.16	2.33	3.47	2.99
Class B (11/1/04)
Before CDSC	6.18	104.12	7.40	49.70	8.40	11.11	3.57	8.96	8.84
After CDSC	6.18	104.12	7.40	47.70	8.11	8.32	2.70	3.96	3.84
Class C (11/1/04)
Before CDSC	6.09	101.09	7.24	49.68	8.40	11.16	3.59	9.00	8.89
After CDSC	6.09	101.09	7.24	49.68	8.40	11.16	3.59	8.00	7.89
Class R (11/1/04)
Net asset value	6.31	111.31	7.77	53.43	8.94	12.80	4.10	9.51	9.13
Class R3 (1/4/21)
Net asset value	6.47	114.71	7.94	54.72	9.12	13.37	4.27	9.70	9.28
Class R4 (1/4/21)
Net asset value	6.74	120.22	8.21	56.65	9.39	14.23	4.53	9.99	9.40
Class R5 (1/4/21)
Net asset value	6.85	122.71	8.34	57.85	9.56	14.75	4.69	10.13	9.46
Class R6 (9/1/16)
Net asset value	6.86	122.95	8.35	57.92	9.57	14.79	4.70	10.13	9.46
Class Y (11/1/04)
Net asset value	6.83	122.08	8.31	57.30	9.48	14.50	4.62	10.05	9.42

RetirementReady® Funds 13

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2035 Fund
Class A (11/1/04)
Before sales charge	6.04%	99.97%	7.18%	46.59%	7.95%	11.01%	3.54%	7.14%	6.89%
After sales charge	5.65	88.47	6.54	38.16	6.68	4.63	1.52	0.98	0.75
Class B (11/1/04)
Before CDSC	5.64	88.29	6.53	41.16	7.14	8.55	2.77	6.31	6.52
After CDSC	5.64	88.29	6.53	39.16	6.83	5.73	1.87	1.31	1.52
Class C (11/1/04)
Before CDSC	5.55	85.49	6.37	41.20	7.14	8.57	2.78	6.34	6.50
After CDSC	5.55	85.49	6.37	41.20	7.14	8.57	2.78	5.34	5.50
Class R (11/1/04)
Net asset value	5.76	94.98	6.91	44.72	7.67	10.18	3.29	6.84	6.74
Class R3 (1/4/21)
Net asset value	5.92	97.84	7.06	45.81	7.83	10.70	3.45	7.06	6.90
Class R4 (1/4/21)
Net asset value	6.18	102.84	7.33	47.63	8.10	11.51	3.70	7.30	7.02
Class R5 (1/4/21)
Net asset value	6.29	105.11	7.45	48.79	8.27	12.06	3.87	7.45	7.08
Class R6 (9/1/16)
Net asset value	6.33	105.91	7.49	49.06	8.31	12.18	3.91	7.49	7.08
Class Y (11/1/04)
Net asset value	6.30	105.13	7.45	48.50	8.23	11.91	3.82	7.47	7.10

14 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2030 Fund
Class A (11/1/04)
Before sales charge	5.39%	81.64%	6.15%	36.65%	6.44%	8.46%	2.74%	4.32%	4.47%
After sales charge	5.01	71.19	5.52	28.79	5.19	2.22	0.74	–1.68	–1.54
Class B (11/1/04)
Before CDSC	5.00	71.01	5.51	31.67	5.66	6.05	1.98	3.53	4.09
After CDSC	5.00	71.01	5.51	29.67	5.33	3.22	1.06	–1.47	–0.91
Class C (11/1/04)
Before CDSC	4.91	68.47	5.35	31.65	5.65	6.01	1.96	3.52	4.09
After CDSC	4.91	68.47	5.35	31.65	5.65	6.01	1.96	2.52	3.09
Class R (11/1/04)
Net asset value	5.13	77.18	5.89	35.02	6.19	7.62	2.48	4.08	4.38
Class R3 (1/4/21)
Net asset value	5.25	79.22	6.01	35.79	6.31	8.03	2.61	4.18	4.43
Class R4 (1/4/21)
Net asset value	5.52	83.82	6.28	37.49	6.58	8.87	2.87	4.47	4.59
Class R5 (1/4/21)
Net asset value	5.61	85.68	6.38	38.49	6.73	9.30	3.01	4.62	4.62
Class R6 (9/1/16)
Net asset value	5.68	86.82	6.45	38.87	6.79	9.50	3.07	4.66	4.66
Class Y (11/1/04)
Net asset value	5.66	86.20	6.41	38.41	6.72	9.27	3.00	4.60	4.64

RetirementReady® Funds 15

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2025 Fund
Class A (11/1/04)
Before sales charge	4.64%	63.88%	5.06%	27.01%	4.90%	5.83%	1.91%	1.88%	2.35%
After sales charge	4.26	54.46	4.44	19.71	3.66	–0.26	–0.09	–3.98	–3.54
Class B (11/1/04)
Before CDSC	4.26	54.36	4.44	22.38	4.12	3.51	1.16	1.16	2.03
After CDSC	4.26	54.36	4.44	20.38	3.78	0.71	0.24	–3.82	–2.97
Class C (11/1/04)
Before CDSC	4.16	52.08	4.28	22.35	4.12	3.51	1.16	1.14	2.00
After CDSC	4.16	52.08	4.28	22.35	4.12	3.51	1.16	0.14	1.00
Class R (11/1/04)
Net asset value	4.38	59.75	4.80	25.43	4.64	5.03	1.65	1.65	2.25
Class R3 (1/4/21)
Net asset value	4.50	61.54	4.91	26.06	4.74	5.37	1.76	1.73	2.29
Class R4 (1/4/21)
Net asset value	4.76	65.72	5.18	27.69	5.01	6.19	2.02	2.01	2.48
Class R5 (1/4/21)
Net asset value	4.86	67.52	5.29	28.68	5.17	6.69	2.18	2.17	2.50
Class R6 (9/1/16)
Net asset value	4.93	68.70	5.37	29.13	5.25	6.92	2.26	2.22	2.55
Class Y (11/1/04)
Net asset value	4.91	68.00	5.32	28.60	5.16	6.65	2.17	2.15	2.53

16 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Maturity Fund
Class A (11/1/04)
Before sales charge	2.81%	32.69%	2.87%	15.91%	3.00%	3.88%	1.28%	–0.11%	0.90%
After sales charge	2.55	27.38	2.45	11.28	2.16	–0.27	–0.09	–4.10	–3.14
Class B (11/1/04)
Before CDSC	2.43	24.98	2.25	11.66	2.23	1.56	0.52	–0.82	0.53
After CDSC	2.43	24.98	2.25	9.66	1.86	–1.31	–0.44	–5.72	–4.45
Class C (11/1/04)
Before CDSC	2.34	23.04	2.10	11.63	2.22	1.57	0.52	–0.87	0.54
After CDSC	2.34	23.04	2.10	11.63	2.22	1.57	0.52	–1.85	–0.46
Class R (11/1/04)
Net asset value	2.55	29.30	2.60	14.43	2.73	3.06	1.01	–0.34	0.79
Class R3 (1/4/21)
Net asset value	2.65	30.69	2.71	14.96	2.83	3.43	1.13	–0.22	0.79
Class R4 (1/4/21)
Net asset value	2.91	33.99	2.97	16.42	3.09	4.23	1.39	0.04	0.93
Class R5 (1/4/21)
Net asset value	3.02	35.57	3.09	17.40	3.26	4.75	1.56	0.18	1.09
Class R6 (9/1/16)
Net asset value	3.09	36.56	3.16	17.79	3.33	4.95	1.62	0.26	1.11
Class Y (11/1/04)
Net asset value	3.07	36.02	3.12	17.32	3.25	4.68	1.54	0.17	1.01

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for RetirementReady Maturity Fund class A shares is 4.00%. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6 and Y shares have no initial sales charge or CDSC. Performance for class R3 and R4 shares prior to their inception is derived from the historical performance of class Y shares by adjusting for the higher operating expenses for such shares. Performance for class R5 shares of the Maturity, 2025, 2030, and 2035 Funds before their inception is derived from the historical performance of class R6 shares and has been adjusted for the higher operating expenses for such shares. Performance for class R5 shares of the 2040, 2045, 2050, 2055, and 2060 Funds is derived from the historical performance of class R6 shares and has not been adjusted for the lower expenses; had it been adjusted, performance would be higher. Performance for class R6 shares before their inception is derived from the historical performance of class Y shares, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would be higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

For the funds with 10 years of performance, class C share performance reflects conversion to class A shares after 10 years.

RetirementReady® Funds 17

Comparative index returns For periods ended 1/31/21

		Bloomberg Barclays
	S&P 500 Index	U.S. Aggregate Bond Index
Annual average (life of fund)
(since 11/1/04)*	9.83%	4.25%
Annual average (life of fund)
(since 5/2/05)†	9.93	4.32
Annual average (life of fund)
(since 11/30/10)‡	14.25	3.59
Life of fund	97.82	22.95
Annual average (since 11/30/15)§	14.11	4.08
Life of fund (since 1/4/21)**	–1.01	–0.72
10 years	254.88	44.54
Annual average	13.50	3.75
5 years	111.48	21.67
Annual average	16.16	4.00
3 years	39.37	17.41
Annual average	11.70	5.49
1 year	17.25	4.72
6 months	14.47	–0.91

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value. Source: Bloomberg Index Services Limited.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, 2060 and 2065 Fund.

† Inception date of the Putnam RetirementReady 2050 Fund.

‡ Inception date of the Putnam RetirementReady 2055 Fund.

§ Inception date of the Putnam RetirementReady 2060 Fund.

** Inception date of the Putnam RetirementReady 2065 Fund.

18 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/21

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value:	7/31/20	1/4/21*	1/31/21
2065 Fund
Class A	—	—	—	—	—	Before sales charge	—	$10.00	$9.98
						After sales charge	—	10.61	10.59
Class C	—	—	—	—	—	Net asset value	—	10.00	9.97
Class R	—	—	—	—	—	Net asset value	—	10.00	9.97
Class R3	—	—	—	—	—	Net asset value	—	10.00	9.98
Class R4	—	—	—	—	—	Net asset value	—	10.00	9.98
Class R5	—	—	—	—	—	Net asset value	—	10.00	9.98
Class R6	—	—	—	—	—	Net asset value	—	10.00	9.98
Class Y	—	—	—	—	—	Net asset value	—	10.00	9.98
2060 Fund
Class A	1	$0.019	$0.179	$0.088	$0.286	Before sales charge	$11.00	—	$12.23
						After sales charge	11.67	—	12.98
Class B	1	—	0.179	0.088	0.267	Net asset value	10.96	—	12.15
Class C	1	—	0.179	0.088	0.267	Net asset value	10.89	—	12.08
Class R	1	0.043	0.179	0.088	0.310	Net asset value	11.09	—	12.30
Class R3	—	—	—	—	—	Net asset value	—	$12.31	12.28
Class R4	—	—	—	—	—	Net asset value	—	12.31	12.29
Class R5	—	—	—	—	—	Net asset value	—	12.31	12.29
Class R6	1	0.108	0.179	0.088	0.375	Net asset value	11.11	—	12.29
Class Y	1	0.109	0.179	0.088	0.376	Net asset value	11.08	—	12.25
2055 Fund
Class A	1	$0.040	—	—	$0.040	Before sales charge	$10.77	—	$12.16
						After sales charge	11.43	—	12.90
Class B	—	—	—	—	—	Net asset value	10.67	—	12.04
Class C	1	0.021	—	—	0.021	Net asset value	10.47	—	11.79
Class R	1	0.081	—	—	0.081	Net asset value	10.83	—	12.17
Class R3	—	—	—	—	—	Net asset value	—	$12.27	12.24
Class R4	—	—	—	—	—	Net asset value	—	12.27	12.24
Class R5	—	—	—	—	—	Net asset value	—	12.27	12.25
Class R6	1	0.133	—	—	0.133	Net asset value	10.91	—	12.25
Class Y	1	0.134	—	—	0.134	Net asset value	10.95	—	12.28
2050 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$17.62	—	$19.83
						After sales charge	18.69	—	21.04
Class B	1	0.100	—	—	0.100	Net asset value	17.36	—	19.37
Class C	1	0.127	—	—	0.127	Net asset value	17.11	—	19.06
Class R	1	0.208	—	—	0.208	Net asset value	17.40	—	19.36
Class R3	—	—	—	—	—	Net asset value	—	$19.82	19.77
Class R4	—	—	—	—	—	Net asset value	—	19.82	19.77
Class R5	—	—	—	—	—	Net asset value	—	19.82	19.77
Class R6	1	0.302	—	—	0.302	Net asset value	17.80	—	19.77
Class Y	1	0.305	—	—	0.305	Net asset value	17.81	—	19.77

RetirementReady® Funds 19

Fund price and distribution information For the six-month period ended 1/31/21 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value:	7/31/20	1/4/21*	1/31/21
2045 Fund
Class A	1	$0.001	$0.051	—	$0.052	Before sales charge	$19.54	—	$21.70
						After sales charge	20.73	—	23.02
Class B	1	0.052	0.051	—	0.103	Net asset value	17.30	—	19.08
Class C	1	0.064	0.051	—	0.115	Net asset value	17.29	—	19.06
Class R	1	0.135	0.051	—	0.186	Net asset value	20.53	—	22.63
Class R3	—	—	—	—	—	Net asset value	—	$27.23	27.14
Class R4	—	—	—	—	—	Net asset value	—	27.23	27.15
Class R5	—	—	—	—	—	Net asset value	—	27.23	27.15
Class R6	1	0.243	0.051	—	0.294	Net asset value	24.62	—	27.15
Class Y	1	0.247	0.051	—	0.298	Net asset value	24.62	—	27.17
2040 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$21.58	—	$23.58
						After sales charge	22.90	—	25.02
Class B	1	0.266	—	—	0.266	Net asset value	19.50	—	20.96
Class C	1	0.260	—	—	0.260	Net asset value	19.11	—	20.55
Class R	1	0.359	—	—	0.359	Net asset value	22.65	—	24.36
Class R3	—	—	—	—	—	Net asset value	—	$28.47	28.35
Class R4	—	—	—	—	—	Net asset value	—	28.47	28.36
Class R5	—	—	—	—	—	Net asset value	—	28.47	28.36
Class R6	1	0.474	—	—	0.474	Net asset value	26.34	—	28.36
Class Y	1	0.480	—	—	0.480	Net asset value	26.31	—	28.31
2035 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$21.92	—	$23.43
						After sales charge	23.26	—	24.86
Class B	1	0.066	—	—	0.066	Net asset value	19.87	—	21.10
Class C	1	0.061	—	—	0.061	Net asset value	19.70	—	20.92
Class R	1	0.179	—	—	0.179	Net asset value	21.04	—	22.28
Class R3	—	—	—	—	—	Net asset value	—	$28.16	28.01
Class R4	—	—	—	—	—	Net asset value	—	28.16	28.01
Class R5	—	—	—	—	—	Net asset value	—	28.16	28.02
Class R6	1	0.294	—	—	0.294	Net asset value	26.44	—	28.02
Class Y	1	0.298	—	—	0.298	Net asset value	26.42	—	28.00
2030 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$21.51	—	$22.47
						After sales charge	22.82	—	23.84
Class B	1	0.071	—	—	0.071	Net asset value	20.32	—	21.08
Class C	1	0.186	—	—	0.186	Net asset value	20.18	—	20.82
Class R	1	0.282	—	—	0.282	Net asset value	20.31	—	20.92
Class R3	—	—	—	—	—	Net asset value	—	$26.19	26.02
Class R4	—	—	—	—	—	Net asset value	—	26.19	26.03
Class R5	—	—	—	—	—	Net asset value	—	26.19	26.03
Class R6	1	0.399	—	—	0.399	Net asset value	25.25	—	26.03
Class Y	1	0.403	—	—	0.403	Net asset value	25.22	—	25.99

20 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/21 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value:	7/31/20	1/4/21*	1/31/21
2025 Fund
Class A	1	$0.054	$0.184	—	$0.238	Before sales charge	$21.56	—	$21.83
						After sales charge	22.88	—	23.16
Class B	1	0.113	0.184	—	0.297	Net asset value	19.99	—	20.10
Class C	1	0.166	0.184	—	0.350	Net asset value	19.83	—	19.88
Class R	1	0.173	0.184	—	0.357	Net asset value	20.18	—	20.28
Class R3	—	—	—	—	—	Net asset value	—	$21.92	21.76
Class R4	—	—	—	—	—	Net asset value	—	21.92	21.77
Class R5	—	—	—	—	—	Net asset value	—	21.92	21.77
Class R6	1	0.374	0.184	—	0.558	Net asset value	21.77	—	21.77
Class Y	1	0.380	0.184	—	0.564	Net asset value	21.76	—	21.75
Maturity Fund
Class A	6	$0.159	$0.035	—	$0.194	Before sales charge	$17.18	—	$17.14
						After sales charge	17.90	—	17.85
Class B	6	0.104	0.035	—	0.139	Net asset value	16.75	—	16.70
Class C	6	0.105	0.035	—	0.140	Net asset value	16.79	—	16.74
Class R	6	0.140	0.035	—	0.175	Net asset value	17.16	—	17.12
Class R3	1	0.013	—	—	0.013	Net asset value	—	$17.33	17.20
Class R4	1	0.016	—	—	0.016	Net asset value	—	17.33	17.20
Class R5	1	0.017	—	—	0.017	Net asset value	—	17.33	17.20
Class R6	6	0.195	0.035	—	0.230	Net asset value	17.24	—	17.20
Class Y	6	0.188	0.035	—	0.223	Net asset value	17.25	—	17.20

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except RetirementReady Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of RetirementReady 2065 Fund and class R3, R4 and R5 shares.

RetirementReady® Funds 21

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/20

		Life of	Annual		Annual		Annual
		fund	average	5 years	average	3 years	average	1 year	6 months
2060 Fund
Class A (11/30/15)
Before sales charge		56.63%	9.23%	60.61%	9.94%	24.67%	7.63%	14.38%	20.08%
After sales charge		47.62	7.96	51.37	8.65	17.50	5.52	7.80	13.17
Class B (11/30/15)
Before CDSC		50.86	8.42	54.79	9.13	21.95	6.84	13.66	19.66
After CDSC		49.86	8.28	52.79	8.85	18.95	5.95	8.66	14.66
Class C (11/30/15)
Before CDSC		50.81	8.42	54.74	9.12	21.97	6.84	13.55	19.58
After CDSC		50.81	8.42	54.74	9.12	21.97	6.84	12.55	18.58
Class R (11/30/15)
Net asset value		54.74	8.97	58.70	9.68	23.83	7.38	14.18	19.92
Class R6 (9/1/16)
Net asset value		59.23	9.58	63.25	10.30	25.92	7.98	14.80	20.24
Class Y (11/30/15)
Net asset value		58.73	9.51	62.73	10.23	25.71	7.92	14.74	20.30

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2055 Fund
Class A (11/30/10)
Before sales charge	9.70%	140.62%	9.18%	59.13%	9.74%	23.76%	7.36%	13.87%	19.43%
After sales charge	9.06	126.78	8.53	49.98	8.44	16.64	5.26	7.33	12.57
Class B (11/30/10)
Before CDSC	9.05	126.64	8.53	53.20	8.91	20.96	6.55	13.01	18.92
After CDSC	9.05	126.64	8.53	51.20	8.62	17.99	5.67	8.01	13.92
Class C (11/30/10)
Before CDSC	8.89	123.15	8.36	53.24	8.91	20.94	6.54	12.99	18.89
After CDSC	8.89	123.15	8.36	53.24	8.91	20.94	6.54	11.99	17.89
Class R (11/30/10)
Net asset value	9.43	134.64	8.90	57.12	9.46	22.74	7.07	13.50	19.23
Class R6 (9/1/16)
Net asset value	10.03	148.02	9.51	61.95	10.12	25.03	7.73	14.21	19.60
Class Y (11/30/10)
Net asset value	9.98	146.85	9.46	61.19	10.02	24.69	7.63	14.17	19.65

22 RetirementReady® Funds

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/20 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2050 Fund
Class A (5/2/05)
Before sales charge	7.04%	139.80%	9.14%	57.29%	9.48%	22.81%	7.09%	13.15%	18.48%
After sales charge	6.64	126.01	8.50	48.25	8.19	15.74	4.99	6.65	11.67
Class B (5/2/05)
Before CDSC	6.64	125.86	8.49	51.58	8.67	20.13	6.30	12.36	18.07
After CDSC	6.64	125.86	8.49	49.58	8.39	17.18	5.43	7.36	13.07
Class C (5/2/05)
Before CDSC	6.53	122.42	8.32	51.60	8.68	20.09	6.29	12.36	18.08
After CDSC	6.53	122.42	8.32	51.60	8.68	20.09	6.29	11.36	17.08
Class R (5/2/05)
Net asset value	6.77	134.04	8.87	55.41	9.22	21.92	6.83	12.94	18.39
Class R6 (9/1/16)
Net asset value	7.34	146.89	9.46	60.05	9.86	24.09	7.46	13.62	18.71
Class Y (5/2/05)
Net asset value	7.31	145.83	9.41	59.36	9.77	23.76	7.36	13.45	18.67

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2045 Fund
Class A (11/1/04)
Before sales charge	6.92%	132.30%	8.79%	54.08%	9.03%	20.89%	6.53%	11.85%	16.95%
After sales charge	6.53	118.94	8.15	45.22	7.75	13.94	4.44	5.42	10.22
Class B (11/1/04)
Before CDSC	6.53	118.68	8.14	48.32	8.20	18.17	5.72	11.03	16.47
After CDSC	6.53	118.68	8.14	46.32	7.91	15.32	4.86	6.03	11.47
Class C (11/1/04)
Before CDSC	6.43	115.52	7.98	48.32	8.20	18.17	5.72	10.99	16.50
After CDSC	6.43	115.52	7.98	48.32	8.20	18.17	5.72	9.99	15.50
Class R (11/1/04)
Net asset value	6.66	126.58	8.52	52.13	8.75	20.00	6.27	11.58	16.82
Class R6 (9/1/16)
Net asset value	7.22	139.20	9.11	56.66	9.39	22.08	6.88	12.21	17.12
Class Y (11/1/04)
Net asset value	7.19	138.44	9.08	56.16	9.32	21.90	6.82	12.26	17.23

RetirementReady® Funds 23

Fund performance for the most recent calendar quarter
Total return for periods ended 12/31/20 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2040 Fund
Class A (11/1/04)
Before sales charge	6.63%	120.62%	8.23%	48.46%	8.22%	17.92%	5.65%	9.94%	14.46%
After sales charge	6.24	107.93	7.60	39.92	6.95	11.14	3.58	3.62	7.88
Class B (11/1/04)
Before CDSC	6.24	107.72	7.58	42.97	7.41	15.26	4.85	9.08	13.98
After CDSC	6.24	107.72	7.58	40.97	7.11	12.37	3.96	4.08	8.98
Class C (11/1/04)
Before CDSC	6.15	104.64	7.42	43.04	7.42	15.33	4.87	9.08	14.01
After CDSC	6.15	104.64	7.42	43.04	7.42	15.33	4.87	8.08	13.01
Class R (11/1/04)
Net asset value	6.37	115.13	7.96	46.60	7.95	17.03	5.38	9.62	14.31
Class R6 (9/1/16)
Net asset value	6.92	126.90	8.54	50.89	8.57	19.08	5.99	10.26	14.63
Class Y (11/1/04)
Net asset value	6.90	126.10	8.50	50.35	8.50	18.79	5.91	10.18	14.63

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2035 Fund
Class A (11/1/04)
Before sales charge	6.10%	103.57%	7.37%	41.04%	7.12%	14.54%	4.63%	7.64%	11.35%
After sales charge	5.71	91.87	6.73	32.93	5.86	7.96	2.58	1.45	4.95
Class B (11/1/04)
Before CDSC	5.71	91.75	6.73	35.90	6.33	12.07	3.87	6.85	10.97
After CDSC	5.71	91.75	6.73	33.90	6.01	9.16	2.96	1.85	5.97
Class C (11/1/04)
Before CDSC	5.61	88.86	6.56	35.86	6.32	12.00	3.85	6.84	10.94
After CDSC	5.61	88.86	6.56	35.86	6.32	12.00	3.85	5.84	9.94
Class R (11/1/04)
Net asset value	5.83	98.51	7.10	39.28	6.85	13.68	4.37	7.31	11.23
Class R6 (9/1/16)
Net asset value	6.39	109.61	7.68	43.47	7.49	15.73	4.99	7.98	11.58
Class Y (11/1/04)
Net asset value	6.37	108.82	7.64	42.93	7.40	15.49	4.92	7.97	11.57

24 RetirementReady® Funds

Fund performance for the most recent calendar quarter

Total return for periods ended 12/31/20 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2030 Fund
Class A (11/1/04)
Before sales charge	5.46%	84.85%	6.34%	32.76%	5.83%	11.22%	3.61%	5.17%	8.29%
After sales charge	5.08	74.23	5.71	25.12	4.58	4.83	1.58	–0.88	2.06
Class B (11/1/04)
Before CDSC	5.07	74.10	5.70	27.95	5.05	8.81	2.85	4.37	7.91
After CDSC	5.07	74.10	5.70	25.95	4.72	5.90	1.93	–0.63	2.91
Class C (11/1/04)
Before CDSC	4.97	71.59	5.55	27.93	5.05	8.78	2.85	4.37	7.88
After CDSC	4.97	71.59	5.55	27.93	5.05	8.78	2.85	3.37	6.88
Class R (11/1/04)
Net asset value	5.20	80.29	6.07	31.15	5.57	10.37	3.35	4.88	8.12
Class R6 (9/1/16)
Net asset value	5.75	90.30	6.65	34.95	6.18	12.34	3.96	5.51	8.44
Class Y (11/1/04)
Net asset value	5.73	89.66	6.61	34.50	6.11	12.10	3.88	5.45	8.42

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
2025 Fund
Class A (11/1/04)
Before sales charge	4.72%	66.84%	5.25%	24.57%	4.49%	7.91%	2.57%	2.96%	5.60%
After sales charge	4.33	57.25	4.63	17.41	3.26	1.71	0.57	–2.96	–0.48
Class B (11/1/04)
Before CDSC	4.33	57.15	4.62	19.95	3.71	5.50	1.80	2.17	5.15
After CDSC	4.33	57.15	4.62	17.95	3.36	2.66	0.88	–2.83	0.15
Class C (11/1/04)
Before CDSC	4.23	54.77	4.46	19.99	3.71	5.52	1.81	2.21	5.16
After CDSC	4.23	54.77	4.46	19.99	3.71	5.52	1.81	1.21	4.16
Class R (11/1/04)
Net asset value	4.45	62.65	4.98	23.01	4.23	7.05	2.30	2.70	5.46
Class R6 (9/1/16)
Net asset value	5.00	71.77	5.56	26.67	4.84	9.02	2.92	3.30	5.73
Class Y (11/1/04)
Net asset value	4.98	71.06	5.51	26.15	4.75	8.69	2.82	3.24	5.71

RetirementReady® Funds 25

Fund performance for the most recent calendar quarter

Total return for periods ended 12/31/20 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Maturity Fund
Class A (11/1/04)
Before sales charge	2.87%	34.36%	3.00%	15.00%	2.83%	5.03%	1.65%	1.01%	3.50%
After sales charge	2.61	28.99	2.58	10.40	2.00	0.83	0.28	–3.03	–0.64
Class B (11/1/04)
Before CDSC	2.49	26.47	2.38	10.74	2.06	2.70	0.89	0.27	3.07
After CDSC	2.49	26.47	2.38	8.74	1.69	–0.22	–0.07	–4.68	–1.93
Class C (11/1/04)
Before CDSC	2.40	24.70	2.23	10.78	2.07	2.69	0.89	0.27	3.12
After CDSC	2.40	24.70	2.23	10.78	2.07	2.69	0.89	–0.72	2.12
Class R (11/1/04)
Net asset value	2.61	31.04	2.74	13.56	2.58	4.22	1.39	0.74	3.34
Class R6 (9/1/16)
Net asset value	3.15	38.34	3.30	16.85	3.16	6.10	1.99	1.38	3.63
Class Y (11/1/04)
Net asset value	3.12	37.80	3.26	16.40	3.08	5.83	1.91	1.29	3.59

See the discussion following the fund performance tables on page 17 for information about the calculation of fund performance.

26 RetirementReady® Funds

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, except Putnam RetirementReady 2065 Fund which is from 1/4/21 (commencement of operations) to 1/31/21 and for all funds class R3, class R4 and class R5 which is from 1/4/2021 (inception date) to 1/31/21, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Estimated net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Estimated total annual operating
expenses for the fiscal year
ended 7/31/21	6.42%	7.17%	6.82%	6.57%	6.32%	6.17%	6.07%	6.17%
Annualized expense
ratio for the period from
1/4/21 (commencement of
operations) to 1/31/21#	0.30%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%

	Class Aa,b	Class Ba,b	Class Ca,b	Class Ra,b	Class R3[a,c]	Class R4[a,c]	Class R5[a,d]	Class R6[a,b]	Class Ya,b
2060 Fund
Net expenses for the fiscal
year ended 7/31/20**	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	4.85%	5.60%	5.60%	5.25%	5.00%	4.75%	4.60%	4.50%	4.60%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.39%	1.14%	1.14%	0.66%	0.45%	0.20%	0.05%	0.06%	0.14%
2055 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.95%	2.70%	2.70%	2.35%	2.10%	1.85%	1.70%	1.60%	1.70%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.39%	1.14%	1.14%	0.66%	0.45%	0.20%	0.05%	0.04%	0.14%

RetirementReady® Funds 27

Expense ratios cont.

	Class Aa,b	Class Ba,b	Class Ca,b	Class Ra,b	Class R3[a,c]	Class R4[a,c]	Class R5[a,d]	Class R6[a,b]	Class Ya,b
2050 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.67%	2.42%	2.42%	2.07%	1.82%	1.57%	1.42%	1.32%	1.42%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.39%	1.14%	1.14%	0.66%	0.44%	0.19%	0.04%	0.04%	0.12%
2045 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.65%	2.40%	2.40%	2.05%	1.80%	1.55%	1.40%	1.30%	1.40%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.39%	1.12%	1.12%	0.66%	0.45%	0.20%	0.05%	0.04%	0.12%
2040 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.55%	2.30%	2.30%	1 95%	1.70%	1.45%	1.30%	1.20%	1.30%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.39%	1.14%	1.14%	0.68%	0.47%	0.22%	0.07%	0.06%	0.14%
2035 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.52%	2.27%	2.27%	1.92%	1.67%	1.42%	1.27%	1.17%	1.27%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.40%	1.13%	1.13%	0.67%	0.50%	0.25%	0.10%	0.05%	0.13%
2030 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.47%	2.22%	2.22%	1.87%	1.62%	1.37%	1.22%	1.12%	1.22%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.38%	1.13%	1.13%	0.67%	0.53%	0.28%	0.13%	0.05%	0.13%
2025 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.46%	2.21%	2.21%	1.86%	1.61%	1.36%	1.21%	1.11%	1.21%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.38%	1.13%	1.13%	0.67%	0.54%	0.29%	0.14%	0.05%	0.13%

28 RetirementReady® Funds

Expense ratios cont.

	Class Aa,b	Class Ba,b	Class Ca,b	Class Ra,b	Class R3[a,c]	Class R4[a,c]	Class R5[a,d]	Class R6[a,b]	Class Ya,b
Maturity Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.48%	2.23%	2.23%	1.88%	1.63%	1.38%	1.23%	1.13%	1.23%
Annualized expense ratio for
the six-month period ended
1/31/21#†	0.38%	1.13%	1.13%	0.67%	0.54%	0.29%	0.14%	0.05%	0.13%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.61%
2060 Fund	0.61%
2055 Fund	0.61%
2050 Fund	0.61%
2045 Fund	0.61%
2040 Fund	0.59%
2035 Fund	0.56%
2030 Fund	0.54%
2025 Fund	0.53%
Maturity Fund	0.53%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/24.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/31.

a Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Restated to reflect the management fee under the fund’s new management contract, which took effect 1/4/21.

b Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Restated to reflect a new investor servicing contract, which took effect 1/4/21.

c Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on 1/4/21, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.

d Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on 1/4/21.

# Excludes the expense ratio of the underlying Putnam mutual funds.

† Includes one time annualized proxy costs.

2060 Fund	0.01%
2055 Fund	0.01%
2050 Fund	0.01%
2045 Fund	0.01%
2040 Fund	0.01%
2035 Fund	0.01%
2030 Fund	0.01%
2025 Fund	0.01%
Maturity Fund	0.01%

RetirementReady® Funds 29

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/20 to 1/31/21, except Putnam RetirementReady 2065 Fund which is from 1/4/21 (commencement of operations) to 1/31/21 and for all funds class R3, class R4 and class R5 which is from 1/4/21 (inception date) to 1/31/2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$0.23	$0.80	$0.54	$0.34	$0.15	$0.04	$(0.04)	$0.04
Ending value (after expenses)	$998.00	$997.00	$997.00	$998.00	$998.00	$998.00	$998.00	$998.00

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$2.10	$6.13	$6.13	$3.56	$0.34	$0.15	$0.04	$0.32	$0.75
Ending value (after expenses)	$1,137.80	$1,132.90	$1,133.70	$1,137.00	$997.60	$998.40	$998.40	$1,139.90	$1,139.40
2055 Fund
Expenses paid per $1,000*†	$2.10	$6.12	$6.11	$3.55	$0.34	$0.15	$0.04	$0.22	$0.75
Ending value (after expenses)	$1,132.80	$1,128.40	$1,128.10	$1,131.20	$997.60	$997.60	$998.40	$1,135.00	$1,133.70
2050 Fund
Expenses paid per $1,000*†	$2.09	$6.10	$6.10	$3.53	$0.34	$0.15	$0.03	$0.21	$0.64
Ending value (after expenses)	$1,125.50	$1,121.50	$1,121.40	$1,124.60	$997.50	$997.50	$997.50	$1,127.60	$1,127.10
2045 Fund
Expenses paid per $1,000*†	$2.08	$5.95	$5.95	$3.51	$0.34	$0.15	$0.04	$0.21	$0.64
Ending value (after expenses)	$1,113.20	$1,108.80	$1,109.00	$1,111.30	$996.70	$997.10	$997.10	$1,114.70	$1,115.60
2040 Fund
Expenses paid per $1,000*†	$2.06	$6.00	$6.00	$3.58	$0.36	$0.17	$0.05	$0.32	$0.74
Ending value (after expenses)	$1,092.70	$1,088.40	$1,088.90	$1,091.30	$995.80	$996.10	$996.10	$1,094.60	$1,094.20
2035 Fund
Expenses paid per $1,000*†	$2.09	$5.88	$5.88	$3.49	$0.38	$0.19	$0.08	$0.26	$0.68
Ending value (after expenses)	$1,068.90	$1,065.20	$1,065.00	$1,067.40	$994.70	$994.70	$995.00	$1,070.80	$1,071.00
2030 Fund
Expenses paid per $1,000*†	$1.96	$5.81	$5.81	$3.45	$0.41	$0.21	$0.10	$0.26	$0.67
Ending value (after expenses)	$1,044.70	$1,040.90	$1,040.90	$1,043.80	$993.50	$993.90	$993.90	$1,046.60	$1,046.40
2025 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.42	$0.41	$0.22	$0.11	$0.26	$0.66
Ending value (after expenses)	$1,023.50	$1,020.30	$1,020.00	$1,022.50	$992.70	$993.20	$993.20	$1,025.50	$1,025.30
Maturity Fund
Expenses paid per $1,000*†	$1.92	$5.71	$5.71	$3.39	$0.41	$0.22	$0.11	$0.25	$0.66
Ending value (after expenses)	$1,009.00	$1,005.30	$1,005.40	$1,007.90	$993.20	$993.40	$993.50	$1,011.10	$1,010.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/21, except Putnam RetirementReady 2065 Fund which is from 1/4/21 (commencement of operations) to 1/31/21 and for all funds class R3, class R4 and class R5 which is from 1/4/21 (inception date) to 1/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

30 RetirementReady® Funds

Expenses per $1,000 cont.

Effective 1/4/21, there were significant changes to each fund’s expense structure as defined in Note 2. If this change was in effect during the most recent fiscal half year, the Expenses paid per $1,000 would have been as follows for each class of share.

	Class A	Class B	Class C	Class R	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.67	$5.70	$5.70	$3.82	$(0.22)	$0.32
Ending value (after expenses)	$1,137.80	$1,132.90	$1,133.70	$1,137.00	$1,139.90	$1,139.40
2055 Fund
Expenses paid per $1,000*†	$1.67	$5.69	$5.69	$3.81	$(0.22)	$0.32
Ending value (after expenses)	$1,132.80	$1,128.40	$1,128.10	$1,131.20	$1,135.00	$1,133.70
2050 Fund
Expenses paid per $1,000*†	$1.61	$5.61	$5.61	$3.75	$(0.27)	$0.27
Ending value (after expenses)	$1,125.50	$1,121.50	$1,121.40	$1,124.60	$1,127.60	$1,127.10
2045 Fund
Expenses paid per $1,000*†	$1.65	$5.63	$5.63	$3.78	$(0.21)	$0.32
Ending value (after expenses)	$1,113.20	$1,108.80	$1,109.00	$1,111.30	$1,114.70	$1,115.60
2040 Fund
Expenses paid per $1,000*†	$1.74	$5.69	$5.69	$3.85	$(0.11)	$0.42
Ending value (after expenses)	$1,092.70	$1,088.40	$1,088.90	$1,091.30	$1,094.60	$1,094.20
2035 Fund
Expenses paid per $1,000*†	$1.88	$5.78	$5.78	$3.96	$0.05	$0.57
Ending value (after expenses)	$1,068.90	$1,065.20	$1,065.00	$1,067.40	$1,070.80	$1,071.00
2030 Fund
Expenses paid per $1,000*†	$2.01	$5.86	$5.86	$4.07	$0.21	$0.72
Ending value (after expenses)	$1,044.70	$1,040.90	$1,040.90	$1,043.80	$1,046.60	$1,046.40
2025 Fund
Expenses paid per $1,000*†	$2.04	$5.86	$5.86	$4.08	$0.26	$0.77
Ending value (after expenses)	$1,023.50	$1,020.30	$1,020.00	$1,022.50	$1,025.50	$1,025.30
Maturity Fund
Expenses paid per $1,000*†	$2.03	$5.81	$5.81	$4.05	$0.25	$0.76
Ending value (after expenses)	$1,009.00	$1,005.30	$1,005.40	$1,007.90	$1,011.10	$1,010.10

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 31

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/21, except Putnam RetirementReady 2065 Fund which is from 1/4/21 (commencement of operations) to 1/31/21, use the following calculation method.

To find the value of your investment on 8/1/20, except Putnam RetirementReady 2065 Fund which is from 1/4/21 (commencement of operations), call Putnam at 1-800-225-1581.

32 RetirementReady® Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.53	$5.35	$3.57	$2.29	$1.02	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,023.69	$1,019.91	$1,021.68	$1,022.94	$1,024.20	$1,024.95	$1,025.46	$1,024.95

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$3.36	$2.29	$1.02	$0.26	$0.31	$0.71
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,021.88	$1,022.94	$1,024.20	$1,024.95	$1,024.90	$1,024.50
2055 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$3.36	$2.29	$1.02	$0.26	$0.20	$0.71
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,021.88	$1,022.94	$1,024.20	$1,024.95	$1,025.00	$1,024.50
2050 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$3.36	$2.24	$0.97	$0.20	$0.20	$0.61
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,021.88	$1,022.99	$1,024.25	$1,025.00	$1,025.00	$1,024.60
2045 Fund
Expenses paid per $1,000*†	$1.99	$5.70	$5.70	$3.36	$2.29	$1.02	$0.26	$0.20	$0.61
Ending value (after expenses)	$1,023.24	$1,019.56	$1,019.56	$1,021.88	$1,022.94	$1,024.20	$1,024.95	$1,025.00	$1,024.60
2040 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$3.47	$2.40	$1.12	$0.36	$0.31	$0.71
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,021.78	$1,022.84	$1,024.10	$1,024.85	$1,024.90	$1,024.50
2035 Fund
Expenses paid per $1,000*†	$2.04	$5.75	$5.75	$3.41	$2.55	$1.28	$0.51	$0.26	$0.66
Ending value (after expenses)	$1,023.19	$1,019.51	$1,019.51	$1,021.83	$1,022.68	$1,023.95	$1,024.70	$1,024.95	$1,024.55
2030 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.41	$2.70	$1.43	$0.66	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,021.83	$1,022.53	$1,023.79	$1,024.55	$1,024.95	$1,024.55
2025 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.41	$2.75	$1.48	$0.71	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,021.83	$1,022.48	$1,023.74	$1,024.50	$1,024.95	$1,024.55
Maturity Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.41	$2.75	$1.48	$0.71	$0.26	$0.66
Ending value (after expenses)	$1,023.29	$1,019.51	$1,019.51	$1,021.83	$1,022.48	$1,023.74	$1,024.50	$1,024.95	$1,024.55

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/21, except Putnam RetirementReady 2065 Fund which is from 1/4/21 (commencement of operations) to 1/31/21 and for all funds class R3 class R4 and class R5 which is from 1/4/21 (inception date) to 1/31/21.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 33

Compare expenses using the SEC’s method cont.

Effective 1/4/21, there were significant changes to each fund’s expense structure as defined in Note 2. If this change was in effect during the most recent fiscal half year, the Expenses paid per $1,000 would have been as follows for each class of share.

	Class A	Class B	Class C	Class R	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.58	$5.40	$5.40	$3.62	$(0.20)	$0.31
Ending value (after expenses)	$1,023.64	$1,019.86	$1,019.86	$1,021.63	$1,025.41	$1,024.90
2055 Fund
Expenses paid per $1,000*†	$1.58	$5.40	$5.40	$3.62	$(0.20)	$0.31
Ending value (after expenses)	$1,023.64	$1,019.86	$1,019.86	$1,021.63	$1,025.41	$1,024.90
2050 Fund
Expenses paid per $1,000*†	$1.53	$5.35	$5.35	$3.57	$(0.26)	$0.26
Ending value (after expenses)	$1,023.69	$1,019.91	$1,019.91	$1,021.68	$1,025.46	$1,024.95
2045 Fund
Expenses paid per $1,000*†	$1.58	$5.40	$5.40	$3.62	$(0.20)	$0.31
Ending value (after expenses)	$1,023.64	$1,019.86	$1,019.86	$1,021.63	$1,025.41	$1,024.90
2040 Fund
Expenses paid per $1,000*†	$1.68	$5.50	$5.50	$3.72	$(0.10)	$0.41
Ending value (after expenses)	$1,023.54	$1,019.76	$1,019.76	$1,021.53	$1,025.31	$1,024.80
2035 Fund
Expenses paid per $1,000*†	$1.84	$5.65	$5.65	$3.87	$0.05	$0.56
Ending value (after expenses)	$1,023.39	$1,019.61	$1,019.61	$1,021.37	$1,025.16	$1,024.65
2030 Fund
Expenses paid per $1,000*†	$1.99	$5.80	$5.80	$4.02	$0.20	$0.71
Ending value (after expenses)	$1,023.24	$1,019.46	$1,019.46	$1,021.22	$1,025.00	$1,024.50
2025 Fund
Expenses paid per $1,000*†	$2.04	$5.85	$5.85	$4.08	$0.26	$0.77
Ending value (after expenses)	$1,023.19	$1,019.41	$1,019.41	$1,021.17	$1,024.95	$1,024.45
Maturity Fund
Expenses paid per $1,000*†	$2.04	$5.85	$5.85	$4.08	$0.26	$0.77
Ending value (after expenses)	$1,023.19	$1,019.41	$1,019.41	$1,021.17	$1,024.95	$1,024.45

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

34 RetirementReady® Funds

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage and asset backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax, and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

For the portion invested in Putnam Government Money Market Fund, these risks also apply: You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest-rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain

RetirementReady® Funds 35

securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The principal value of each fund is not guaranteed at any time, including at the target date. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The principal value of each fund is not guaranteed at any time, including at the target date.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds.

36 RetirementReady® Funds

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam RetirementReady Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares (all funds except for Putnam RetirementReady 2065 Fund) are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

FTSE World Government Bond Index (WGBI) measures the performance of fixed-rate, local-currency, investment-grade sovereign bonds.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

RetirementReady® Funds 37

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

38 RetirementReady® Funds

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2021, Putnam employees had approximately $541,000,000 and the Trustees had approximately $76,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

RetirementReady® Funds 39

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

40 RetirementReady® Funds

The funds’ portfolios 1/31/21 (Unaudited)

2065 Fund	Shares	Value
Absolute Return Funds (10.0%)*
Putnam Fixed Income Absolute Return Fund Class P †††	43	$415
Putnam Multi-Asset Absolute Return Fund Class P †††	764	7,874
Total Absolute Return Funds (cost $8,439)		$8,289

Asset Allocation Funds (89.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	4,279	$60,594
Putnam Dynamic Asset Allocation Growth Fund Class P †††	691	13,214
Total Asset Allocation Funds (cost $73,868)		$73,808

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	414	$414
Total Fixed Income Funds (cost $414)		$414

TOTAL INVESTMENTS
Total Investments (cost $82,721)		$82,511

*Percentages indicated are based on net assets of $82,489.

2060 Fund	Shares	Value
Absolute Return Funds (10.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,145	$30,321
Putnam Multi-Asset Absolute Return Fund Class P †††	39,853	410,889
Total Absolute Return Funds (cost $450,893)		$441,210

Asset Allocation Funds (89.3%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	221,217	$3,132,434
Putnam Dynamic Asset Allocation Growth Fund Class P †††	37,197	711,209
Total Asset Allocation Funds (cost $3,330,739)		$3,843,643

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	20,624	$20,624
Total Fixed Income Funds (cost $20,624)		$20,624

TOTAL INVESTMENTS
Total Investments (cost $3,802,256)		$4,305,477

*Percentages indicated are based on net assets of $4,303,457.

RetirementReady® Funds 41

The funds’ portfolios 1/31/21 (Unaudited) cont.

2055 Fund	Shares	Value
Absolute Return Funds (10.8%)*
Putnam Fixed Income Absolute Return Fund Class P †††	37,357	$360,122
Putnam Multi-Asset Absolute Return Fund Class P †††	275,957	2,845,113
Total Absolute Return Funds (cost $3,370,958)		$3,205,235

Asset Allocation Funds (88.8%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,221,903	$17,302,144
Putnam Dynamic Asset Allocation Growth Fund Class P †††	479,348	9,165,129
Total Asset Allocation Funds (cost $22,655,718)		$26,467,273

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	141,500	$141,500
Total Fixed Income Funds (cost $141,500)		$141,500

TOTAL INVESTMENTS
Total Investments (cost $26,168,176)		$29,814,008

*Percentages indicated are based on net assets of $29,797,702.

2050 Fund	Shares	Value
Absolute Return Funds (11.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	170,214	$1,640,863
Putnam Multi-Asset Absolute Return Fund Class P †††	718,465	7,407,375
Total Absolute Return Funds (cost $9,494,024)		$9,048,238

Asset Allocation Funds (87.9%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,192,482	$31,045,543
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,943,321	37,156,301
Total Asset Allocation Funds (cost $57,786,084)		$68,201,844

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	372,858	$372,858
Total Fixed Income Funds (cost $372,858)		$372,858

TOTAL INVESTMENTS
Total Investments (cost $67,652,966)		$77,622,940

*Percentages indicated are based on net assets of $77,590,549.

42 RetirementReady® Funds

The funds’ portfolios 1/31/21 (Unaudited) cont.

2045 Fund	Shares	Value
Absolute Return Funds (14.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	268,458	$2,587,939
Putnam Multi-Asset Absolute Return Fund Class P †††	1,113,416	11,479,319
Total Absolute Return Funds (cost $14,744,344)		$14,067,258

Asset Allocation Funds (84.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	29,826	$494,221
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,106,310	15,665,348
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,522,534	67,350,843
Total Asset Allocation Funds (cost $71,611,417)		$83,510,412

Fixed Income Funds (1.3%)*
Putnam Government Money Market Fund Class G †††	1,266,259	$1,266,259
Total Fixed Income Funds (cost $1,266,259)		$1,266,259

TOTAL INVESTMENTS
Total Investments (cost $87,622,020)		$98,843,929

*Percentages indicated are based on net assets of $98,790,802.

2040 Fund	Shares	Value
Absolute Return Funds (19.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	763,288	$7,358,097
Putnam Multi-Asset Absolute Return Fund Class P †††	2,807,820	28,948,620
Total Absolute Return Funds (cost $38,344,988)		$36,306,717

Asset Allocation Funds (77.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,289,375	$21,364,952
Putnam Dynamic Asset Allocation Growth Fund Class P †††	6,502,045	124,319,102
Total Asset Allocation Funds (cost $125,224,151)		$145,684,054

Fixed Income Funds (2.8%)*
Putnam Government Money Market Fund Class G †††	5,227,626	$5,227,626
Total Fixed Income Funds (cost $5,227,626)		$5,227,626

TOTAL INVESTMENTS
Total Investments (cost $168,796,765)		$187,218,397

*Percentages indicated are based on net assets of $187,111,723.

RetirementReady® Funds 43

The funds’ portfolios 1/31/21 (Unaudited) cont.

2035 Fund	Shares	Value
Absolute Return Funds (27.6%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,389,156	$13,391,464
Putnam Multi-Asset Absolute Return Fund Class P †††	3,033,897	31,279,480
Total Absolute Return Funds (cost $46,726,968)		$44,670,944

Asset Allocation Funds (68.8%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,983,202	$66,001,658
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	42,382	485,275
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,345,286	44,841,860
Total Asset Allocation Funds (cost $97,409,126)		$111,328,793

Fixed Income Funds (3.6%)*
Putnam Government Money Market Fund Class G †††	5,818,243	$5,818,243
Total Fixed Income Funds (cost $5,818,243)		$5,818,243

TOTAL INVESTMENTS
Total Investments (cost $149,954,337)		$161,817,980

*Percentages indicated are based on net assets of $161,716,680.

2030 Fund	Shares	Value
Absolute Return Funds (37.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,337,108	$32,169,718
Putnam Multi-Asset Absolute Return Fund Class P †††	5,502,336	56,729,089
Total Absolute Return Funds (cost $93,384,633)		$88,898,807

Asset Allocation Funds (58.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,539,110	$124,923,065
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	1,234,807	14,138,540
Total Asset Allocation Funds (cost $123,960,999)		$139,061,605

Fixed Income Funds (4.8%)*
Putnam Government Money Market Fund Class G †††	11,515,964	$11,515,964
Total Fixed Income Funds (cost $11,515,964)		$11,515,964

TOTAL INVESTMENTS
Total Investments (cost $228,861,596)		$239,476,376

*Percentages indicated are based on net assets of $239,319,553.

44 RetirementReady® Funds

The funds’ portfolios 1/31/21 (Unaudited) cont.

2025 Fund	Shares	Value
Absolute Return Funds (47.8%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,662,115	$35,302,793
Putnam Multi-Asset Absolute Return Fund Class P †††	5,048,000	52,044,883
Total Absolute Return Funds (cost $90,419,199)		$87,347,676

Asset Allocation Funds (46.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,624,692	$43,491,147
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	3,582,533	41,020,005
Total Asset Allocation Funds (cost $78,649,488)		$84,511,152

Fixed Income Funds (6.0%)*
Putnam Government Money Market Fund Class G †††	11,006,621	$11,006,621
Total Fixed Income Funds (cost $11,006,621)		$11,006,621

TOTAL INVESTMENTS
Total Investments (cost $180,075,308)		$182,865,449

*Percentages indicated are based on net assets of $182,745,029.

Maturity Fund	Shares	Value
Absolute Return Funds (60.0%)*
Putnam Fixed Income Absolute Return Fund Class P †††	10,447,591	$100,714,774
Putnam Multi-Asset Absolute Return Fund Class P †††	9,545,237	98,411,397
Total Absolute Return Funds (cost $205,033,004)		$199,126,171

Asset Allocation Funds (34.1%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	9,876,432	$113,085,150
Total Asset Allocation Funds (cost $106,717,427)		$113,085,150

Fixed Income Funds (6.0%)*
Putnam Government Money Market Fund Class G †††	19,996,952	$19,996,952
Total Fixed Income Funds (cost $19,996,952)		$19,996,952

TOTAL INVESTMENTS
Total Investments (cost $331,747,383)		$332,208,273

*Percentages indicated are based on net assets of $331,978,868.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2020 through January 31, 2021 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

†††Affiliated Company (Note 5).

RetirementReady® Funds 45

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$82,511	$—	$—	$82,511
2060 Fund	4,305,477	—	—	4,305,477
2055 Fund	29,814,008	—	—	29,814,008
2050 Fund	77,622,940	—	—	77,622,940
2045 Fund	98,843,929	—	—	98,843,929
2040 Fund	187,218,397	—	—	187,218,397
2035 Fund	161,817,980	—	—	161,817,980
2030 Fund	239,476,376	—	—	239,476,376
2025 Fund	182,865,449	—	—	182,865,449
Maturity Fund	332,208,273	—	—	332,208,273

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statement of assets and liabilities 1/31/21 (Unaudited)

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$82,511	$4,305,477	$29,814,008	$77,622,940	$98,843,929
Receivable for income distributions
from underlying Putnam Fund shares	—	—	170	9,036	904
Unamortized offering costs (Note 1)	129,321	—	—	—	—
Receivable for shares of the fund sold	—	17,174	49,907	238,969	85,130
Receivable for investments sold	—	—	10,856	107,476	32,087
Receivable from Manager (Note 2)	11,158	6,643	13,804	24,895	29,359
Total assets	222,990	4,329,294	29,888,745	78,003,316	98,991,409

LIABILITIES
Payable for shares of the
fund repurchased	—	—	10,856	107,476	32,087
Payable for investments purchased	—	17,147	50,077	239,189	86,033
Payable for investor servicing
fees (Note 2)	10	691	5,737	15,197	19,490
Payable for distribution fees (Note 2)	16	372	2,403	3,522	5,063
Payable for reports to shareholders	357	5,705	8,626	11,910	12,222
Payable for postage expense	20	464	2,791	6,932	8,646
Payable for legal fee	—	642	5,103	13,976	17,653
Payable for auditing and tax fee	8	345	2,595	6,928	8,741
Payable for offering costs (Note 1)	140,066	—	—	—	—
Other accrued expenses	24	471	2,855	7,637	10,672
Total liabilities	140,501	25,837	91,043	412,767	200,607

Net assets	$82,489	$4,303,457	$29,797,702	$77,590,549	$98,790,802

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$82,720	$3,877,343	$27,032,709	$70,657,214	$91,004,341
Total distributable earnings (Note 1)	(231)	426,114	2,764,993	6,933,335	7,786,461
Total — Representing net assets
applicable to capital outstanding	$82,489	$4,303,457	$29,797,702	$77,590,549	$98,790,802

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$12,648	$678,394	$3,705,440	$6,487,988	$13,303,690
Number of shares outstanding	1,268	55,492	304,749	327,115	613,099
Net asset value and redemption price	$9.98†	$12.23	$12.16	$19.83	$21.70
Offering price per class A share
(100/94.25 of Class A net asset value)*	$10.59	$12.98	$12.90	$21.04	$23.02

(Continued on next page)

RetirementReady® Funds 47

Statement of assets and liabilities 1/31/21 (Unaudited) cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$19,268	$91,528	$301,410	$504,045
Number of shares outstanding	N/A	1,586	7,605	15,557	26,415
Net asset value and offering price***	N/A	$12.15	$12.04	$19.37	$19.08
Computation of net asset value and offering price Class C
Net Assets	$9,972	$226,950	$1,088,449	$1,025,322	$1,017,145
Number of shares outstanding	1,000	18,794	92,328	53,789	53,358
Net asset value and offering price***	$9.97	$12.08	$11.79	$19.06	$19.06
Computation of net asset value, offering price and redemption price Class R
Net Assets	$9,975	$15,430	$147,264	$650,419	$199,222
Number of shares outstanding	1,000	1,255	12,099	33,603	8,802
Net asset value, offering price
and redemption value	$9.97†	$12.30†	$12.17	$19.36	$22.63
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$9,976	$32,462	$2,610,903	$3,557,519	$3,778,263
Number of shares outstanding	1,000	2,643	213,275	179,979	139,192
Net asset value, offering price
and redemption value	$9.98	$12.28	$12.24	$19.77	$27.14
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$9,978	$45,084	$330,422	$392,685	$883,418
Number of shares outstanding	1,000	3,670	26,986	19,863	32,539
Net asset value, offering price
and redemption value	$9.98	$12.29 †	$12.24	$19.77	$27.15
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$9,980	$9,980	$9,978	$9,977	$9,971
Number of shares outstanding	1,000	812	815	505	367
Net asset value, offering price
and redemption value	$9.98	$12.29	$12.25†	$19.77†	$27.15†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$9,980	$1,204,445	$6,808,700	$11,674,243	$12,050,967
Number of shares outstanding	1,000	98,020	555,978	590,409	443,795
Net asset value, offering price
and redemption value	$9.98	$12.29	$12.25	$19.77	$27.15
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$9,980	$2,071,444	$15,005,018	$53,490,986	$67,044,081
Number of shares outstanding	1,000	169,064	1,222,039	2,706,049	2,467,891
Net asset value, offering price
and redemption value	$9.98	$12.25	$12.28	$19.77	$27.17
Cost of investments (Note 1)	$82,721	$3,802,256	$26,168,176	$67,652,966	$87,622,020

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

48 RetirementReady® Funds

Statement of assets and liabilities 1/31/21 (Unaudited) cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$187,218,397	$161,817,980	$239,476,376	$182,865,449	$332,208,273
Receivable for income distributions
from underlying Putnam Fund shares	542	378	171	213	1,197
Receivable for shares of the fund sold	48,885	123,574	654,205	536,597	603,388
Receivable for investments sold	103,663	133,574	84,700	154,916	121,839
Receivable from Manager (Note 2)	44,190	34,632	43,227	35,237	102,148
Total assets	187,415,677	162,110,138	240,258,679	183,592,412	333,036,845

LIABILITIES
Payable to custodian	—	—	—	—	995
Payable for shares of the
fund repurchased	103,663	133,574	84,700	154,916	121,839
Payable for investments purchased	49,427	123,875	654,377	536,801	603,854
Payable for investor servicing
fees (Note 2)	37,238	32,704	48,030	36,153	68,676
Payable for distribution fees (Note 2)	5,682	7,735	8,341	8,423	10,444
Payable for reports to shareholders	16,914	14,202	18,793	14,874	41,260
Payable for postage expense	17,372	15,342	23,900	17,701	35,518
Payable for legal fee	36,720	32,330	50,625	37,539	92,064
Payable for auditing and tax fee	17,402	15,001	22,689	17,089	18,849
Other accrued expenses	19,536	18,695	27,671	23,887	64,478
Total liabilities	303,954	393,458	939,126	847,383	1,057,977

Net assets	$187,111,723	$161,716,680	$239,319,553	$182,745,029	$331,978,868

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$173,909,703	$154,033,295	$234,881,274	$185,790,490	$351,680,483
Total distributable earnings (Note 1)	13,202,020	7,683,385	4,438,279	(3,045,461)	(19,701,615)
Total — Representing net assets
applicable to capital outstanding	$187,111,723	$161,716,680	$239,319,553	$182,745,029	$331,978,868

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$15,905,645	$21,276,489	$23,628,591	$23,996,482	$31,408,818
Number of shares outstanding	674,618	908,154	1,051,641	1,099,019	1,832,564
Net asset value and redemption price	$23.58	$23.43	$22.47	$21.83	$17.14
Offering price per class A share
(100/94.25 of Class A net asset value)*	$25.02	$24.86	$23.84	$23.16	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$17.85

(Continued on next page)

RetirementReady® Funds 49

Statement of assets and liabilities 1/31/21 (Unaudited) cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$540,043	$431,223	$374,863	$410,054	$765,997
Number of shares outstanding	25,760	20,436	17,783	20,405	45,877
Net asset value and offering price***	$20.96	$21.10	$21.08	$20.10	$16.70
Computation of net asset value and offering price Class C
Net Assets	$823,535	$1,113,856	$1,436,380	$1,888,910	$2,254,384
Number of shares outstanding	40,080	53,247	68,988	95,034	134,659
Net asset value and offering price***	$20.55	$20.92	$20.82	$19.88	$16.74
Computation of net asset value, offering price and redemption price Class R
Net Assets	$284,027	$846,925	$536,924	$656,925	$810,578
Number of shares outstanding	11,659	38,014	25,671	32,393	47,337
Net asset value, offering price
and redemption value	$24.36	$22.28	$20.92	$20.28	$17.12
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$4,626,155	$7,052,693	$7,290,511	$5,498,292	$3,405,641
Number of shares outstanding	163,176	251,795	280,155	252,621	198,042
Net asset value, offering price
and redemption value	$28.35	$28.01	$26.02	$21.76	$17.20
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$796,975	$1,163,285	$2,878,811	$1,659,708	$365,551
Number of shares outstanding	28,106	41,524	110,604	76,242	21,258
Net asset value, offering price
and redemption value	$28.36	$28.01	$26.03	$21.77	$17.20
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$9,961	$9,950	$9,939	$9,932	$9,935
Number of shares outstanding	351	355	382	456	578
Net asset value, offering price
and redemption value	$28.36†	$28.02†	$26.03†	$21.77†	$17.20†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$18,354,379	$17,890,087	$23,941,426	$14,364,968	$9,738,869
Number of shares outstanding	647,175	638,482	919,676	659,770	566,356
Net asset value, offering price
and redemption value	$28.36	$28.02	$26.03	$21.77	$17.20
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$145,771,003	$111,932,172	$179,222,108	$134,259,758	$283,219,095
Number of shares outstanding	5,148,427	3,997,866	6,896,546	6,173,200	16,465,509
Net asset value, offering price
and redemption value	$28.31	$28.00	$25.99	$21.75	$17.20
Cost of investments (Note 1)	$168,796,765	$149,954,337	$228,861,596	$180,075,308	$331,747,383

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

50 RetirementReady® Funds

Statement of operations Six months ended 1/31/21 (Unaudited)*

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$1	$31,646	$228,459	$600,763	$735,032

EXPENSES
Compensation of Manager (Note 2)	34	1,771	12,234	31,256	39,282
Investor servicing fees (Note 2)	10	1,813	15,889	42,742	54,436
Distribution fees (Note 2)	16	2,521	18,545	40,074	53,807
Blue sky expense	42	40,161	40,632	40,024	41,746
Auditing and tax fees	8	366	2,756	7,363	9,288
Registration fees	9	99	246	848	1,862
Amortization of offering costs (Note 1)	10,745	—	—	—	—
Other	393	1,638	4,791	8,994	10,959
Fees waived and reimbursed
by Manager (Note 2)	(11,235)	(44,040)	(60,596)	(88,358)	(102,848)
Total expenses	22	4,329	34,497	82,943	108,532

Net investment income (loss)	(21)	27,317	193,962	517,820	626,500

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	—	110,074	636,886	741,452	1,105,865
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	—	67,930	394,862	725,648	376,064
Total net realized gain	—	178,004	1,031,748	1,467,100	1,481,929
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	(210)	257,997	2,111,084	6,607,115	7,574,320
Total change in net
appreciation (depreciation)	(210)	257,997	2,111,084	6,607,115	7,574,320

Net gain (loss) on investments	(210)	436,001	3,142,832	8,074,215	9,056,249

Net increase (decrease) in net assets
resulting from operations	$(231)	$463,318	$3,336,794	$8,592,035	$9,682,749

*Except for 2065 Fund, which is for the period 1/4/21 (commencement of operations) to 1/31/21 (unaudited).

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 51

Statement of operations Six months ended 1/31/21 (Unaudited) cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$1,328,941	$1,069,615	$1,568,713	$1,266,405	$1,550,732

EXPENSES
Compensation of Manager (Note 2)	73,213	61,176	88,874	65,078	118,660
Investor servicing fees (Note 2)	106,791	94,669	141,759	108,146	121,290
Distribution fees (Note 2)	91,848	91,323	126,283	107,684	83,766
Blue sky expense	41,794	41,794	41,794	41,854	43,925
Auditing and tax fees	18,502	15,969	24,165	18,201	7,144
Registration fees	1,849	2,978	3,816	5,419	28,286
Other	18,944	16,237	23,822	18,170	16,020
Fees waived and reimbursed
by Manager (Note 2)	(150,130)	(129,867)	(164,228)	(134,105)	(202,386)
Total expenses	202,811	194,279	286,285	230,447	216,705

Net investment income	1,126,130	875,336	1,282,428	1,035,958	1,334,027

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	720,595	2,140,374	(112,525)	1,649,911	(786,347)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	107,334	376,299	1,000,274	1,061,781	2,422,613
Total net realized gain	827,929	2,516,673	887,749	2,711,692	1,636,266
Change in net unrealized appreciation on:
Underlying Putnam Fund shares	14,235,970	7,172,336	8,296,867	518,139	557,713
Total change in net unrealized
appreciation	14,235,970	7,172,336	8,296,867	518,139	557,713

Net gain on investments	15,063,899	9,689,009	9,184,616	3,229,831	2,193,979

Net increase in net assets resulting
from operations	$16,190,029	$10,564,345	$10,467,044	$4,265,789	$3,528,006

Statement of changes in net assets

For the period 1/4/21
(commencement of
2065 Fund — INCREASE IN NET ASSETS	operations) to 1/31/21*
Operations
Net investment loss	$(21)
Net unrealized depreciation of underlying Putnam fund shares	(210)
Net decrease in net assets resulting from operations	(231)
Increase from capital share transactions (Note 4)	2,720
Total increase in net assets	2,489

NET ASSETS
Beginning of period (Note 6)	80,000
End of period	$82,489

*Unaudited

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds

Statement of changes in net assets cont.

2060 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$27,317	$33,157
Net realized gain (loss) on sale of underlying
Putnam Fund shares	178,004	(19,393)
Net unrealized appreciation of underlying
Putnam Fund shares	257,997	185,350
Net increase in net assets resulting from operations	463,318	199,114
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,046)	(16,475)
Class B	—	(56)
Class C	—	(943)
Class R	(53)	(23)
Class R6	(10,094)	(10,456)
Class Y	(16,869)	(2,167)
From net realized short-term gain on investments
Class A	(4,846)	(4,133)
Class B	(137)	(61)
Class C	(1,601)	(513)
Class R	(108)	(38)
Class R6	(8,225)	(2,173)
Class Y	(13,619)	(453)
From net realized long-term gain on investments
Class A	(9,858)	(63,979)
Class B	(277)	(944)
Class C	(3,256)	(7,952)
Class R	(219)	(586)
Class R6	(16,730)	(33,702)
Class Y	(27,701)	(7,151)
Increase from capital share transactions (Note 4)	997,456	490,166
Total increase in net assets	1,346,135	537,475

NET ASSETS
Beginning of period	2,957,322	2,419,847
End of period	$4,303,457	$2,957,322

*Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 53

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$193,962	$282,851
Net realized gain (loss) on sale of underlying
Putnam Fund shares	1,031,748	(1,192,507)
Net unrealized appreciation of underlying
Putnam Fund shares	2,111,084	2,152,430
Net increase in net assets resulting from operations	3,336,794	1,242,774
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(20,651)	(106,224)
Class B	—	—
Class C	(1,930)	(277)
Class R	(1,014)	(482)
Class R6	(73,217)	(63,132)
Class Y	(158,718)	(2,352)
From net realized long-term gain on investments
Class A	—	(1,017,089)
Class B	—	(6,950)
Class C	—	(70,790)
Class R	—	(6,592)
Class R6	—	(420,516)
Class Y	—	(40,041)
Increase from capital share transactions (Note 4)	2,641,810	2,210,169
Total increase in net assets	5,723,074	1,718,498

NET ASSETS
Beginning of period	24,074,628	22,356,130
End of period	$29,797,702	$24,074,628

*Unaudited

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds

Statement of changes in net assets cont.

2050 Fund — INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$517,820	$959,038
Net realized gain (loss) on sale of underlying
Putnam Fund shares	1,467,100	(2,850,026)
Net unrealized appreciation of underlying
Putnam Fund shares	6,607,115	5,168,582
Net increase in net assets resulting from operations	8,592,035	3,277,594
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(506)	(642,576)
Class B	(1,553)	(729)
Class C	(6,540)	(4,363)
Class R	(7,174)	(4,129)
Class R6	(168,163)	(167,823)
Class Y	(810,568)	(92,942)
From net realized long-term gain on investments
Class A	—	(3,083,210)
Class B	—	(19,027)
Class C	—	(48,635)
Class R	—	(32,484)
Class R6	—	(645,936)
Class Y	—	(373,867)
Increase (decrease) from capital share
transactions (Note 4)	4,039,437	(395,591)
Total increase (decrease) in net assets	11,636,968	(2,233,718)

NET ASSETS
Beginning of period	65,953,581	68,187,299
End of period	$77,590,549	$65,953,581

*Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 55

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$626,500	$1,040,078
Net realized gain (loss) on sale of underlying
Putnam Fund shares	1,481,929	(2,922,952)
Net unrealized appreciation of underlying
Putnam Fund shares	7,574,320	5,535,941
Net increase in net assets resulting from operations	9,682,749	3,653,067
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(804)	(918,714)
Class B	(1,412)	(4,403)
Class C	(3,402)	(6,740)
Class R	(1,584)	(368)
Class R6	(106,179)	(142,913)
Class Y	(596,382)	(25,902)
From net realized long-term gain on investments
Class A	(40,951)	(3,170,031)
Class B	(1,386)	(30,076)
Class C	(2,710)	(49,740)
Class R	(599)	(11,276)
Class R6	(22,284)	(416,384)
Class Y	(123,140)	(95,226)
Increase from capital share transactions (Note 4)	6,592,773	13,886,902
Total increase in net assets	15,374,689	12,668,196

NET ASSETS
Beginning of period	83,416,113	70,747,917
End of period	$98,790,802	$83,416,113

*Unaudited

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds

Statement of changes in net assets cont.

2040 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$1,126,130	$2,340,831
Net realized gain (loss) on sale of underlying
Putnam Fund shares	827,929	(2,114,987)
Net unrealized appreciation of underlying
Putnam Fund shares	14,235,970	6,103,787
Net increase in net assets resulting from operations	16,190,029	6,329,631
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(871)	(1,564,011)
Class B	(6,902)	(2,074)
Class C	(10,891)	(4,552)
Class R	(5,924)	(2,735)
Class R6	(299,775)	(246,300)
Class Y	(2,455,834)	(49,650)
From net realized long-term gain on investments
Class A	—	(6,779,509)
Class B	—	(28,235)
Class C	—	(50,891)
Class R	—	(13,897)
Class R6	—	(841,063)
Class Y	—	(181,822)
Increase from capital share transactions (Note 4)	1,609,112	9,236,350
Total increase in net assets	15,018,944	5,801,242

NET ASSETS
Beginning of period	172,092,779	166,291,537
End of period	$187,111,723	$172,092,779

*Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 57

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$875,336	$2,055,138
Net realized gain (loss) on sale of underlying
Putnam Fund shares	2,516,673	(4,660,492)
Net unrealized appreciation of underlying
Putnam Fund shares	7,172,336	7,099,365
Net increase in net assets resulting from operations	10,564,345	4,494,011
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,225)	(2,001,766)
Class B	(1,515)	(5,853)
Class C	(3,986)	(17,934)
Class R	(5,707)	(9,261)
Class R6	(183,153)	(277,882)
Class Y	(1,177,466)	(67,763)
From net realized long-term gain on investments
Class A	—	(3,064,135)
Class B	—	(17,125)
Class C	—	(46,336)
Class R	—	(17,483)
Class R6	—	(367,587)
Class Y	—	(102,902)
Increase from capital share transactions (Note 4)	5,020,376	17,653,804
Total increase in net assets	14,211,669	16,151,788

NET ASSETS
Beginning of period	147,505,011	131,353,223
End of period	$161,716,680	$147,505,011

*Unaudited

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds

Statement of changes in net assets cont.

2030 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$1,282,428	$3,398,832
Net realized gain (loss) on sale of underlying
Putnam Fund shares	887,749	(1,923,750)
Net unrealized appreciation of underlying
Putnam Fund shares	8,296,867	3,222,279
Net increase in net assets resulting from operations	10,467,044	4,697,361
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,400)	(4,108,623)
Class B	(1,422)	(11,036)
Class C	(12,957)	(24,953)
Class R	(8,340)	(14,423)
Class R6	(371,862)	(544,140)
Class Y	(2,755,622)	(139,005)
From net realized long-term gain on investments
Class A	—	(3,520,767)
Class B	—	(15,034)
Class C	—	(30,161)
Class R	—	(13,616)
Class R6	—	(410,726)
Class Y	—	(109,675)
Increase from capital share transactions (Note 4)	3,186,594	16,839,032
Total increase in net assets	10,502,035	12,594,234

NET ASSETS
Beginning of period	228,817,518	216,223,284
End of period	$239,319,553	$228,817,518

*Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 59

Statement of changes in net assets cont.

2025 Fund — INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$1,035,958	$2,518,294
Net realized gain (loss) on sale of underlying
Putnam Fund shares	2,711,692	(3,409,033)
Net unrealized appreciation of underlying
Putnam Fund shares	518,139	2,843,270
Net increase in net assets resulting from operations	4,265,789	1,952,531
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(70,448)	(3,008,550)
Class B	(2,296)	(8,680)
Class C	(20,259)	(39,826)
Class R	(1,245)	(9,121)
Class R6	(240,616)	(513,730)
Class Y	(2,180,711)	(99,696)
From net realized long-term gain on investments
Class A	(240,044)	(1,179,721)
Class B	(3,738)	(5,963)
Class C	(22,457)	(22,841)
Class R	(1,324)	(4,524)
Class R6	(118,378)	(179,720)
Class Y	(1,055,923)	(39,015)
Increase from capital share transactions (Note 4)	10,073,886	31,401,440
Total increase in net assets	10,382,236	28,242,584

NET ASSETS
Beginning of period	172,362,793	144,120,209
End of period	$182,745,029	$172,362,793

*Unaudited

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds

Statement of changes in net assets cont.

Maturity Fund —INCREASE IN NET ASSETS	Six months ended 1/31/21*	Year ended 7/31/20
Operations
Net investment income	$1,334,027	$2,019,758
Net realized gain (loss) on sale of underlying
Putnam Fund shares	1,636,266	(1,358,097)
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	557,713	(692,081)
Net increase (decrease) in net assets resulting
from operations	3,528,006	(30,420)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(460,378)	(1,885,235)
Class B	(4,371)	(5,908)
Class C	(11,495)	(9,545)
Class M	—	(614)
Class R	(7,983)	(12,908)
Class R3	(2,563)	—
Class R4	(339)	—
Class R5	(10)	—
Class R6	(73,107)	(58,999)
Class Y	(1,871,448)	(47,266)
From net realized long-term gain on investments
Class A	(71,971)	(1,050,531)
Class B	(1,733)	(5,941)
Class C	(4,947)	(9,131)
Class R	(2,181)	(7,556)
Class R6	(20,612)	(27,662)
Class Y	(578,833)	(23,228)
Increase from capital share transactions (Note 4)	218,010,945	3,906,712
Total increase in net assets	218,426,980	731,768

NET ASSETS
Beginning of period	113,551,888	112,820,120
End of period	$331,978,868	$113,551,888

*Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 61

Financial highlights (For a common share outstanding throughout the period)
2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**∆	$10.00	—[f]	(.02)	(.02)	—	—	—	$9.98	(.20)*	$13	.02*	(.02)*	—*
Class C
January 31, 2021**∆	$10.00	(.01)	(.02)	(.03)	—	—	—	$9.97	(.30)*	$10	.08*	(.08)*	—*
Class R
January 31, 2021**∆	$10.00	(.01)	(.02)	(.03)	—	—	—	$9.97	(.30)*	$10	.05*	(.05)*	—*
Class R3
January 31, 2021**∆	$10.00	—[f]	(.02)	(.02)	—	—	—	$9.98	(.20)*	$10	.03*	(.03)*	—*
Class R4
January 31, 2021**∆	$10.00	—[f]	(.02)	(.02)	—	—	—	$9.98	(.20)*	$10	.02*	(.01)*	—*
Class R5
January 31, 2021**∆	$10.00	—[f]	(.02)	(.02)	—	—	—	$9.98	(.20)*	$10	—*h	—*h	—*
Class R6
January 31, 2021**∆	$10.00	—[f]	(.02)	(.02)	—	—	—	$9.98	(.20)*	$10	—*h	0.01*	—*
Class Y
January 31, 2021**∆	$10.00	—[f]	(.02)	(.02)	—	—	—	$9.98	(.20)*	$10	—*h	—*h	—*

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds	RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)
2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$11.00	.04	1.48	1.52	(.02)	(.27)	(.29)	$12.23	13.78*	$678	.20g*	.30 *	36*
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
July 31, 2016 ‡	10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	9.83	.59*	23	.17*	1.02*	4*
Class B
January 31, 2021**	$10.96	.03	1.43	1.46	—	(.27)	(.27)	$12.15	13.29 *	$19	.57g*	.26*	36*
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
July 31, 2016 ‡	10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	9.79	.12*	11	.67*	1.11*	4*
Class C
January 31, 2021**	$10.89	.03	1.43	1.46	—	(.27)	(.27)	$12.08	13.37*	$227	.57g*	.26*	36*
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
July 31, 2016 ‡	10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	9.79	.12*	22	.67*	.61*	4*
Class R
January 31, 2021**	$11.09	.06	1.46	1.52	(.04)	(.27)	(.31)	$12.30	13.70*	$15	.33g*	.50*	36*
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
July 31, 2016 ‡	10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	9.82	.47*	10	.33*	1.47*	4*
Class R3
January 31, 2021**∆	$12.31	—[f]	(0.03)	(0.03)	—	—	—	$12.28	(.24)*	$32	.04*	(.04)*	36*
Class R4
January 31, 2021**∆	$12.31	—[f]	(0.02)	(0.02)	—	—	—	$12.29	(.16)*	$45	.02*	(.02)*	36*
Class R5
January 31, 2021**∆	$12.31	—[f]	(0.02)	(0.02)	—	—	—	$12.29	(.16)*	$10	.01*	(.01)*	36*

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights cont.
2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$11.11	.10	1.46	1.56	(.11)	(.27)	(.38)	$12.29	13.99*	$1,204	.03g*	.84*	36*
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
July 31, 2017 †	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69*	15
Class Y
January 31, 2021**	$11.08	.14	1.41	1.55	(.11)	(.27)	(.38)	$12.25	13.94*	$2,071	.07g*	1.19*	36*
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15
July 31, 2016 ‡	10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	9.85	.82*	23	— *	1.20*	4*

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)
2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$10.77	.04	1.39	1.43	(.04)	—	(.04)	$12.16	13.28*	$3,705	.20*g	.31*	18*
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
July 31, 2016	11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	10.46	(1.77)	4,783.25		1.41	38
Class B
January 31, 2021**	$10.67	.02	1.35	1.37	—	—	—	$12.04	12.84*	$92	.57*g	.22*	18*
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
July 31, 2016	11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	10.37	(2.51)	77	1.00	.86	38
Class C
January 31, 2021**	$10.47	.03	1.31	1.34	(.02)	—	(.02)	$11.79	12.81*	$1,088	.57*g	.27*	18*
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
July 31, 2016	11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	10.25	(2.48)	655	1.00	.71	38
Class R
January 31, 2021**	$10.83	.06	1.36	1.42	(.08)	—	(.08)	$12.17	13.12*	$147	.33*g	.55*	18*
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
July 31, 2017	10.42	.06	1.46	1.52	(.06)	(.02)	(.08)	11.86	14.68	253.70		.55	30
July 31, 2016	11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	10.42	(2.00)	273.50		1.25	38
Class R3
January 31, 2021**∆	$12.27	—[f]	(0.03)	(0.03)	—	—	—	$12.24	(.24)*	$2,611	.04*	(.04)*	18*
Class R4
January 31, 2021**∆	$12.27	—[f]	(0.03)	(0.03)	—	—	—	$12.24	(.24)*	$330	.02*	(.02)*	18*
Class R5
January 31, 2021**∆	$12.27	—[f]	(0.02)	(0.02)	—	—	—	$12.25	(.16)*	$10	.01*	(.01)*	18*

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights cont.
2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$10.91	.09	1.38	1.47	(.13)	—	(.13)	$12.25	13.50*	$6,809	.02*g	.80 *	18*
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
July 31, 2017 †	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30
Class Y
January 31, 2021**	$10.95	.14	1.32	1.46	(.13)	—	(.13)	$12.28	13.37*	$15,005	.07*g	1.21*	18*
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30
July 31, 2016	11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	10.53	(1.50)	3,831	—	1.64	38

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds	RetirementReady® Funds 71

Financial highlights (For a common share outstanding throughout the period)
2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$17.62	.03	2.18	2.21	—[f]	—	—[f]	$19.83	12.55*	$6,488	.20*g	.13*	15*
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
July 31, 2016	17.69	.25	(.53)	(.28)	(.36)	—	(.36)	17.05	(1.54)	29,339.25		1.54	41
Class B
January 31, 2021**	$17.36	.04	2.07	2.11	(.10)	—	(.10)	$19.37	12.15*	$301	.57*g	.23*	15*
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
July 31, 2016	17.45	.13	(.54)	(.41)	(.23)	—	(.23)	16.81	(2.31)	453	1.00	.78	41
Class C
January 31, 2021**	$17.11	.05	2.03	2.08	(.13)	—	(.13)	$19.06	12.14*	$1,025	.57*g	.26*	15*
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
July 31, 2016	17.29	.14	(.54)	(.40)	(.24)	—	(.24)	16.65	(2.29)	664	1.00	.85	41
Class R
January 31, 2021**	$17.40	.10	2.07	2.17	(.21)	—	(.21)	$19.36	12.46*	$650	.33*g	.51*	15*
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
July 31, 2016	17.41	.19	(.51)	(.32)	(.23)	—	(.23)	16.86	(1.81)	1,365.50		1.17	41
Class R3
January 31, 2021**∆	$19.82	(.01)	(0.04)	(0.05)	—	—	—	$19.77	(.25)*	$3,558	.03*	(.02)*	15*
Class R4
January 31, 2021**∆	$19.82	—[f]	(0.05)	(0.05)	—	—	—	$19.77	(.25)*	$393	.01*	—*h	15*
Class R5
January 31, 2021**∆	$19.82	—[f]	(0.05)	(0.05)	—	—	—	$19.77	(.25)*	$10	— *h	.01*	15*

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds	RetirementReady® Funds 73

Financial highlights cont.
2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$17.80	.15	2.12	2.27	(.30)	—	(.30)	$19.77	12.76*	$11,674	.02*g	.81*	15*
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
July 31, 2017 †	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88*	37
Class Y
January 31, 2021**	$17.81	.23	2.04	2.27	(.31)	—	(.31)	$19.77	12.71*	$53,491	.06*g	1.18*	15*
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37
July 31, 2016	17.77	.31	(.56)	(.25)	(.38)	—	(.38)	17.14	(1.31)	7,514	—	1.88	41

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds	RetirementReady® Funds 75

Financial highlights (For a common share outstanding throughout the period)
2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss) [a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%) [c]	(in thousands)	(%) [d,e]	(%) [b,e]	(%)
Class A
January 31, 2021**	$19.54	.04	2.17	2.21	—[f]	(.05)	(.05)	$21.70	11.32*	$13,304	.20*g	.19*	16*
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
July 31, 2017	18.91	.07	2.59	2.66	(.11)	—	(.11)	21.46	14.10	42,236.42		.35	37
July 31, 2016	19.58	.30	(.55)	(.25)	(.42)	—	(.42)	18.91	(1.23)	31,243.25		1.62	38
Class B
January 31, 2021**	$17.30	.04	1.84	1.88	(.05)	(.05)	(.10)	$19.08	10.88*	$504	.56*g	.24*	16*
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	—	19.51	13.30	605	1.17	(.41)	37
July 31, 2016	17.89	.14	(.50)	(.36)	(.31)	—	(.31)	17.22	(1.97)	547	1.00	.86	38
Class C
January 31, 2021**	$17.29	.04	1.84	1.88	(.06)	(.05)	(.11)	$19.06	10.90*	$1,017	.56*g	.23*	16*
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	—	19.53	13.22	918	1.17	(.40)	37
July 31, 2016	17.93	.14	(.49)	(.35)	(.33)	—	(.33)	17.25	(1.91)	1,098	1.00	.87	38
Class R
January 31, 2021**	$20.53	.11	2.18	2.29	(.14)	(.05)	(.19)	$22.63	11.13*	$199	.33*g	.51*	16*
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
July 31, 2017	19.41	.07	2.61	2.68	(.05)	—	(.05)	22.04	13.85	1,169.67		.33	37
July 31, 2016	20.00	.25	(.55)	(.30)	(.29)	—	(.29)	19.41	(1.46)	1,573.50		1.35	38
Class R3
January 31, 2021**∆	$27.23	(.01)	(0.08)	(0.09)	—	—	—	$27.14	(.33)*	$3,778	.04*	(.03)*	16*
Class R4
January 31, 2021**∆	$27.23	—[f]	(0.08)	(0.08)	—	—	—	$27.15	(.29)*	$883	.02*	(.01)*	16*
Class R5
January 31, 2021**∆	$27.23	—[f]	(0.08)	(0.08)	—	—	—	$27.15	(.29)*	$10	.01*	—h*	16*

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds	RetirementReady® Funds 77

Financial highlights cont.
2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$24.62	.20	2.62	2.82	(.24)	(.05)	(.29)	$27.15	11.47*	$12,051	.02*g	.78*	16*
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
July 31, 2017 †	22.65	.19	3.04	3.23	(.12)	—	(.12)	25.76	14.32*	7,355	.05*	.77*	37
Class Y
January 31, 2021**	$24.62	.30	2.55	2.85	(.25)	(.05)	(.30)	$27.17	11.56*	$67,044	.06*g	1.14*	16*
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43
July 31, 2017	22.61	.10	3.15	3.25	(.14)	—	(.14)	25.72	14.42	5,797.17		.43	37
July 31, 2016	23.30	.42	(.66)	(.24)	(.45)	—	(.45)	22.61	(.95)	9,802	—	1.95	38

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds	RetirementReady® Funds 79

Financial highlights (For a common share outstanding throughout the period)
2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$21.58	.03	1.97	2.00	—[f]	—	—[f]	$23.58	9.27*	$15,906	.20*g	.13*	21*
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
July 31, 2016	21.26	.38	(.57)	(.19)	(.49)	—	(.49)	20.58	(.83)	84,164.25		1.90	48
Class B
January 31, 2021**	$19.50	.03	1.70	1.73	(.27)	—	(.27)	$20.96	8.84*	$540	.57*g	.16*	21*
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
July 31, 2016	19.69	.23	(.55)	(.32)	(.35)	—	(.35)	19.02	(1.59)	764	1.00	1.23	48
Class C
January 31, 2021**	$19.11	.03	1.67	1.70	(.26)	—	(.26)	$20.55	8.89 *	$824	.57*g	.15*	21*
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
July 31, 2016	19.44	.22	(.55)	(.33)	(.35)	—	(.35)	18.76	(1.62)	826	1.00	1.20	48
Class R
January 31, 2021**	$22.65	.11	1.96	2.07	(.36)	—	(.36)	$24.36	9.13*	$284	.34*g	.44*	21*
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
July 31, 2016	21.80	.28	(.54)	(.26)	(.31)	—	(.31)	21.23	(1.13)	2,034.50		1.38	48
Class R3
January 31, 2021**∆	$28.47	(.01)	(.11)	(.12)	—	—	—	$28.35	(.42)*	$4,626	.04*	(.03)*	21*
Class R4
January 31, 2021**∆	$28.47	—[f]	(.11)	(.11)	—	—	—	$28.36	(.39)*	$797	.02*	(.01)*	21*
Class R5
January 31, 2021**∆	$28.47	—[f]	(.11)	(.11)	—	—	—	$28.36	(.39)*	$10	.01*	— *h	21*

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights cont.
2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$26.34	.19	2.30	2.49	(.47)	—	(.47)	$28.36	9.46*	$18,354	.03*g	.70*	21*
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
July 31, 2017 †	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39
Class Y
January 31, 2021**	$26.31	.27	2.21	2.48	(.48)	—	(.48)	$28.31	9.42*	$145,771	.07*g	.96*	21*
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39
July 31, 2016	24.82	.52	(.69)	(.17)	(.52)	—	(.52)	24.13	(.60)	13,806	—	2.23	48

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights (For a common share outstanding throughout the period)
2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$21.92	.09	1.42	1.51	—[f]	—	—[f]	$23.43	6.89*	$21,276	.21*g	.39*	19*
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
July 31, 2017	20.85	.06	2.34	2.40	(.15)	—	(.15)	23.10	11.60	76,081.41		.25	37
July 31, 2016	21.53	.45	(.59)	(.14)	(.54)	—	(.54)	20.85	(.54)	51,869.25		2.20	38
Class B
January 31, 2021**	$19.87	.02	1.28	1.30	(.07)	—	(.07)	$21.10	6.52*	$431	.57*g	.12*	19*
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	—	21.21	10.76	827	1.16	(.49)	37
July 31, 2016	19.81	.28	(.55)	(.27)	(.39)	—	(.39)	19.15	(1.28)	1,167	1.00	1.49	38
Class C
January 31, 2021**	$19.70	.02	1.26	1.28	(.06)	—	(.06)	$20.92	6.50*	$1,114	.57*g	.12*	19*
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	—	(.01)	21.12	10.73	1,625	1.16	(.50)	37
July 31, 2016	19.78	.26	(.53)	(.27)	(.43)	—	(.43)	19.08	(1.28)	1,549	1.00	1.40	38
Class R
January 31, 2021**	$21.04	.07	1.35	1.42	(.18)	—	(.18)	$22.28	6.74*	$847	.34*g	.33*	19*
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
July 31, 2017	20.10	.02	2.24	2.26	(.10)	—	(.10)	22.26	11.30	1,369.66		.11	37
July 31, 2016	20.67	.32	(.50)	(.18)	(.39)	—	(.39)	20.10	(.80)	2,000.50		1.66	38
Class R3
January 31, 2021**∆	$28.16	—[f]	(.15)	(.15)	—	—	—	$28.01	(.53)*	$7,053	.04*	(.02)*	19*
Class R4
January 31, 2021**∆	$28.16	—[f]	(.15)	(.15)	—	—	—	$28.01	(.53)*	$1,163	.02*	— *h	19*
Class R5
January 31, 2021**∆	$28.16	—[f]	(.14)	(.14)	—	—	—	$28.02	(.50)*	$10	.01*	.01*	19*

The accompanying notes are an integral part of these financial statements.

84 RetirementReady® Funds	RetirementReady® Funds 85

Financial highlights cont.
2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$26.44	.18	1.69	1.87	(.29)	—	(.29)	$28.02	7.08*	$17,890	.03*g	.66*	19*
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
July 31, 2017 †	24.34	.16	2.70	2.86	(.17)	—	(.17)	27.03	11.81*	15,359	.05*	.63*	37
Class Y
January 31, 2021**	$26.42	.19	1.69	1.88	(.30)	—	(.30)	$28.00	7.10*	$111,932	.07*g	.70*	19*
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43
July 31, 2017	24.30	.10	2.76	2.86	(.18)	—	(.18)	26.98	11.85	9,005.16		.38	37
July 31, 2016	24.99	.56	(.66)	(.10)	(.59)	—	(.59)	24.30	(.33)	17,298	—	2.40	38

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

86 RetirementReady® Funds	RetirementReady® Funds 87

Financial highlights (For a common share outstanding throughout the period)
2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	net investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$21.51	.13	.83	.96	—[f]	—	—[f]	$22.47	4.47*	$23,629	.20*g	.57*	18*
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
July 31, 2017	20.68	.16	1.82	1.98	(.15)	—	(.15)	22.51	9.61	169,766.39		.73	41
July 31, 2016	21.38	.47	(.59)	(.12)	(.58)	—	(.58)	20.68	(.45)	122,277.25		2.35	47
Class B
January 31, 2021**	$20.32	.02	.81	.83	(.07)	—	(.07)	$21.08	4.09*	$375	.57*g	.09*	18*
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	—	21.36	8.76	1,299	1.14	—[h]	41
July 31, 2016	20.32	.33	(.58)	(.25)	(.43)	—	(.43)	19.64	(1.18)	1,251	1.00	1.74	47
Class C
January 31, 2021**	$20.18	.02	.81	.83	(.19)	—	(.19)	$20.82	4.09*	$1,436	.57*g	.10*	18*
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	—	(.01)	21.32	8.81	1,544	1.14	.01	41
July 31, 2016	20.29	.31	(.56)	(.25)	(.44)	—	(.44)	19.60	(1.19)	1,515	1.00	1.61	47
Class R
January 31, 2021**	$20.31	.07	.82	.89	(.28)	—	(.28)	$20.92	4.38*	$537	.34*g	.34*	18*
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
July 31, 2017	19.64	.11	1.73	1.84	(.09)	—	(.09)	21.39	9.39	2,543.64		.53	41
July 31, 2016	20.23	.37	(.53)	(.16)	(.43)	—	(.43)	19.64	(.71)	2,916.50		1.94	47
Class R3
January 31, 2021**∆	$26.19	—[f]	(.17)	(.17)	—	—	—	$26.02	(.65)*	$7,291	.04*	0.01*	18*
Class R4
January 31, 2021**∆	$26.19	.01	(.17)	(.16)	—	—	—	$26.03	(.61)*	$2,879	.02*	0.03*	18*
Class R5
January 31, 2021**∆	$26.19	.01	(.17)	(.16)	—	—	—	$26.03	(.61)*	$10	.01*	.04*	18*

The accompanying notes are an integral part of these financial statements.

88 RetirementReady® Funds	RetirementReady® Funds 89

Financial highlights cont.
2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	net investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$25.25	.16	1.02	1.18	(.40)	—	(.40)	$26.03	4.66*	$23,941	.03*	.64*	18*
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09*g	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
July 31, 2017 †	23.67	.25	2.08	2.33	(.16)	—	(.16)	25.84	9.90*	13,797	.05*	1.02*	41
Class Y
January 31, 2021**	$25.22	.13	1.04	1.17	(.40)	—	(.40)	$25.99	4.64*	$179,222	.07*g	.52*	18*
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46
July 31, 2017	23.65	.21	2.11	2.32	(.17)	—	(.17)	25.80	9.88	6,806.14		.86	41
July 31, 2016	24.34	.62	(.69)	(.07)	(.62)	—	(.62)	23.65	(.19)	15,306	—	2.71	47

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

90 RetirementReady® Funds	RetirementReady® Funds 91

Financial highlights (For a common share outstanding throughout the period)
2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$21.56	.12	.38	.50	(.05)	(.18)	(.23)	$21.83	2.35*	$23,996	.20*g	.55*	27*
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
July 31, 2017	21.08	.22	1.36	1.58	(.30)	—	(.30)	22.36	7.60	80,908.41		1.02	37
July 31, 2016	21.73	.55	(.65)	(.10)	(.55)	—	(.55)	21.08	(.40)	60,363.25		2.66	42
Class B
January 31, 2021**	$19.99	.03	.37	.40	(.11)	(.18)	(.29)	$20.10	2.03*	$410	.57*g	.14*	27*
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
July 31, 2017	19.66	.05	1.28	1.33	(.15)	—	(.15)	20.84	6.81	1,200	1.16	.26	37
July 31, 2016	20.29	.37	(.62)	(.25)	(.38)	—	(.38)	19.66	(1.17)	1,082	1.00	1.90	42
Class C
January 31, 2021**	$19.83	.03	.37	.40	(.17)	(.18)	(.35)	$19.88	2.00*	$1,889	.57*g	.15*	27*
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
July 31, 2017	19.62	.06	1.27	1.33	(.17)	—	(.17)	20.78	6.84	1,972	1.16	.29	37
July 31, 2016	20.27	.36	(.61)	(.25)	(.40)	—	(.40)	19.62	(1.17)	1,851	1.00	1.86	42
Class R
January 31, 2021**	$20.18	.06	.39	.45	(.17)	(.18)	(.35)	$20.28	2.25*	$657	.34*g	.33*	27*
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
July 31, 2017	19.78	.16	1.29	1.45	(.26)	—	(.26)	20.97	7.39	2,734.66		.79	37
July 31, 2016	20.29	.36	(.51)	(.15)	(.36)	—	(.36)	19.78	(.69)	2,458.50		1.87	42
Class R3
January 31, 2021**∆	$21.92	.01	(.17)	(.16)	—	—	—	$21.76	(.73)*	$5,498	.05*	.04*	27*
Class R4
January 31, 2021**∆	$21.92	.01	(.16)	(.15)	—	—	—	$21.77	(.68)*	$1,660	.03*	.06*	27*
Class R5
January 31, 2021**∆	$21.92	.02	(.17)	(.15)	—	—	—	$21.77	(.68)*	$10	.02*	.07*	27*

The accompanying notes are an integral part of these financial statements.

92 RetirementReady® Funds	RetirementReady® Funds 93

Financial highlights cont.
2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$21.77	.15	.40	.55	(.37)	(.18)	(.55)	$21.77	2.55*	$14,365	.03*g	.69*	27*
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
July 31, 2017 †	21.20	.28	1.39	1.67	(.32)	—	(.32)	22.55	7.98*	11,072	.05*	1.30*	37
Class Y
January 31, 2021**	$21.76	.13	.42	.55	(.38)	(.18)	(.56)	$21.75	2.53*	$134,260	.07*g	.61*	27*
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52
July 31, 2017	21.19	.27	1.38	1.65	(.34)	—	(.34)	22.50	7.90	9,036.16		1.22	37
July 31, 2016	21.83	.61	(.66)	(.05)	(.59)	—	(.59)	21.19	(.15)	17,559	—	2.91	42

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

94 RetirementReady® Funds	RetirementReady® Funds 95

Financial highlights (For a common share outstanding throughout the period)
Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2021**	$17.18	.10	.06	.16	(.16)	(.04)	(.20)	$17.14	.90 *	$31,409	.20*g	.60*	19 *
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
July 31, 2017	17.02	.20	.63	.83	(.20)	—	(.20)	17.65	4.94	80,263.38		1.14	39
July 31, 2016	17.69	.64	(.70)	(.06)	(.61)	—	(.61)	17.02	(.27)	63,447.25		3.83	33
Class B
January 31, 2021**	$16.75	.04	.05	.09	(.10)	(.04)	(.14)	$16.70	.53*	$766	.57*g	.23*	19 *
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
July 31, 2017	16.74	.07	.61	.68	(.14)	—	(.14)	17.28	4.11	981	1.13	.43	39
July 31, 2016	17.45	.52	(.70)	(.18)	(.53)	—	(.53)	16.74	(.99)	1,094	1.00	3.11	33
Class C
January 31, 2021**	$16.79	.04	.06	.10	(.11)	(.04)	(.15)	$16.74	.54*	$2,254	.57*g	.22*	19 *
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
July 31, 2017	16.79	.07	.61	.68	(.14)	—	(.14)	17.33	4.09	1,681	1.13	.44	39
July 31, 2016	17.49	.44	(.61)	(.17)	(.53)	—	(.53)	16.79	(.93)	1,852	1.00	2.63	33
Class R
January 31, 2021**	$17.16	.08	.06	.14	(.14)	(.04)	(.18)	$17.12	.79*	$811	.34*g	.48*	19 *
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
July 31, 2017	17.01	.19	.60	.79	(.16)	—	(.16)	17.64	4.70	730.63		1.12	39
July 31, 2016	17.68	.61	(.71)	(.10)	(.57)	—	(.57)	17.01	(.53)	1,439.50		3.62	33
Class R3
January 31, 2021**∆	$17.33	.02	(.14)	(.12)	(.01)	—	(.01)	$17.20	(.68)*	$3,406	.05*	.09*	19 *
Class R4
January 31, 2021**∆	$17.33	.02	(.13)	(.11)	(.02)	—	(.02)	$17.20	(.66)*	$366	.03*	.12*	19 *
Class R5
January 31, 2021**∆	$17.33	.02	(.13)	(.11)	(.02)	—	(.02)	$17.20	(.65)*	$10	.02*	.11*	19 *

The accompanying notes are an integral part of these financial statements.

96 RetirementReady® Funds	RetirementReady® Funds 97

Financial highlights cont.
Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from		From		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	From net	net realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	investment income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class R6
January 31, 2021**	$17.24	.13	.07	.20	(.20)	(.04)	(.24)	$17.20	1.11*	$9,739	.03*g	.76*	19*
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
July 31, 2017 †	17.08	.25	.63	.88	(.25)	—	(.25)	17.71	5.20*	3,711	.05*	1.42*	39
Class Y
January 31, 2021**	$17.25	.12	.06	.18	(.19)	(.04)	(.23)	$17.20	1.01*	$283,219	.07*g	.72*	19*
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68
July 31, 2017	17.08	.27	.60	.87	(.24)	—	(.24)	17.71	5.17	3,519.13		1.56	39
July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	—	(.66)	17.08	(.02)	7,602	—	4.24	33

See page 100 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

98 RetirementReady® Funds	RetirementReady® Funds 99

Financial highlights cont.

* Not annualized.

** Unaudited.

∆ For the period January 4, 2021 (commencement of operations) to January 31, 2021.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

‡ For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/21	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
2065 Fund
Class A, C, R, R3, R4, R5, R6, Y	13.72%	N/A	N/A	N/A	N/A	N/A
2060 Fund
Class A, B, C, R, Y	1.22	3.32%	6.13%	16.06%	73.93%	114.41%
Class R3, R4, R5	0.21	N/A	N/A	N/A	N/A	N/A
Class R6	1.22	3.32	6.13	16.06	60.14	N/A
2055 Fund
Class A, B, C, R, Y	0.22	0.43	0.45	0.44	0.88	1.13
Class R3, R4, R5	0.07	N/A	N/A	N/A	N/A	N/A
Class R6	0.22	0.43	0.45	0.44	0.80	N/A
2050 Fund
Class A, B, C, R, Y	0.12	0.16	0.18	0.18	0.27	0.28
Class R3, R4, R5	0.06	N/A	N/A	N/A	N/A	N/A
Class R6	0.12	0.16	0.18	0.18	0.25	N/A
2045 Fund
Class A, B, C, R, Y	0.11	0.15	0.17	0.18	0.25	0.26
Class R3, R4, R5	0.05	N/A	N/A	N/A	N/A	N/A
Class R6	0.11	0.15	0.17	0.18	0.24	N/A
2040 Fund
Class A, B, C, R, Y	0.08	0.08	0.09	0.12	0.13	0.14
Class R3, R4, R5	0.05	N/A	N/A	N/A	N/A	N/A
Class R6	0.08	0.08	0.09	0.12	0.13	N/A
2035 Fund
Class A, B, C, R, Y	0.08	0.09	0.11	0.11	0.17	0.17
Class R3, R4, R5	0.05	N/A	N/A	N/A	N/A	N/A
Class R6	0.08	0.09	0.11	0.11	0.16	N/A

100 RetirementReady® Funds

	1/31/21	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
2030 Fund
Class A, B, C, R, Y	0.07	0.07	0.08	0.08	0.11	0.11
Class R3, R4, R5	0.04	N/A	N/A	N/A	N/A	N/A
Class R6	0.07	0.07	0.08	0.08	0.11	N/A
2025 Fund
Class A, B, C, R, Y	0.08	0.08	0.10	0.11	0.16	0.15
Class R3, R4, R5	0.04	N/A	N/A	N/A	N/A	N/A
Class R6	0.08	0.08	0.10	0.11	0.15	N/A
Maturity Fund
Class A, B, C, R, Y	0.08	0.18	0.12	0.12	0.19	0.21
Class R3, R4, R5	0.04	N/A	N/A	N/A	N/A	N/A
Class R6	0.08	0.18	0.12	0.12	0.17	N/A

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets:

	1/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	> 0.01	0.04

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 101

Notes to financial statements 1/31/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2020 through January 31, 2021, except Putnam RetirementReady 2065 Fund which was for the period January 4, 2021 (commencement of operations) to January 31, 2021.

Each of the Putnam RetirementReady Funds: Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund (collectively the funds) is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam RetirementReady Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam RetirementReady Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. As of January 31, 2021, each fund may invest in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam funds). The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Each fund, except Putnam RetirementReady 2065 Fund, offers class A, class B, class C, class R, class R3, class R4, class R5, class R6 and class Y shares. Each fund began offering class R3, class R4 and class R5 on January 4, 2021. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam RetirementReady Maturity Fund). Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Effective March 1, 2021, class C will generally convert to class A shares after approximately eight years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class R and class R3 shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

Putnam RetirementReady 2065 Fund began offering class A, class C, class R, class R3, class R4, class R5, class R6 and class Y on January 4, 2021. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A

102 RetirementReady® Funds

shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Effective March 1, 2021, class C will generally convert to class A shares after approximately eight years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class C, class R and class R3 shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

RetirementReady® Funds 103

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, each fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2020, the following funds had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
	Short-term	Long-term	Total
2055 Fund	$—	$73,031	$73,031
2050 Fund	—	794,292	794,292
2045 Fund	—	527,398	527,398
2040 Fund	—	570,334	574,334
2035 Fund	—	1,643,595	1,643,595
2030 Fund	—	779,417	779,417

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts to their fiscal year ending July 31, 2021 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and July 31, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and July 31, 2020).

Late year ordinary loss deferral
2050 Fund	$62,975
2045 Fund	141,182

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation, respectively, and net unrealized for each fund are as follows:

			Net unrealized	Cost for
	Unrealized	Unrealized	appreciation/	federal income
	appreciation	(depreciation)	(depreciation)	tax purposes
2065 Fund	$—	$(210)	$(210)	$82,721
2060 Fund	283,063	(10,351)	272,712	4,032,765
2055 Fund	1,965,023	(167,506)	1,797,517	28,016,491
2050 Fund	7,250,187	(450,002)	6,800,185	70,822,755
2045 Fund	7,934,427	(686,980)	7,247,447	91,596,482
2040 Fund	16,197,678	(2,040,109)	14,157,569	173,060,828
2035 Fund	9,388,347	(2,080,325)	7,308,022	154,509,958
2030 Fund	10,684,941	(4,485,826)	6,199,115	233,277,261
2025 Fund	379,662	(3,215,334)	(2,835,672)	185,701,121
Maturity Fund	260,032	(5,996,396)	(5,736,364)	337,944,637

104 RetirementReady® Funds

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

Prior to January 4, 2021, the funds did not pay a monthly management fee to Putnam Management.

Effective January 4, 2021, under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam RetirementReady Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

RetirementReady® Funds 105

Prior to January 4, 2021, Putnam Management had contractually agreed through November 30, 2020 for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2029 to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, proxy fees [related to the shareholder meeting to consider a new management contract for each fund] and acquired fund fees and expenses). During the period August 1, 2020 through January 4, 2021, each fund’s expenses (except Putnam RetirementReady 2065 Fund (commencement of operations January 4, 2021)) were reduced by the following amounts as a result of this limit.

Fees waived and reimbursed
by the Manager
2060 Fund	$34,941
2055 Fund	38,731
2050 Fund	43,885
2045 Fund	48,489
2040 Fund	58,120
2035 Fund	56,017
2030 Fund	65,544
2025 Fund	60,002
Maturity Fund	70,107

Effective January 4, 2021, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2024 for all the funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2031) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$38
2060 Fund	1,966
2055 Fund	13,907
2050 Fund	36,404
2045 Fund	46,408
2040 Fund	85,281
2035 Fund	68,198
2030 Fund	95,728
2025 Fund	70,747
Maturity Fund	131,792

106 RetirementReady® Funds

Effective January 4, 2021, Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2024 for all funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2031) in an amount sufficient to result in total annual fund operating expenses for class A, B (other than for Putnam RetirementReady 2065 Fund, which does not offer class B shares), C, R, R3, R4, R5, R6, and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$11,197
2060 Fund	7,133
2055 Fund	7,958
2050 Fund	8,069
2045 Fund	7,951
2040 Fund	6,729
2035 Fund	5,652
2030 Fund	2,956
2025 Fund	3,356
Maturity Fund	487

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

Prior to January 4, 2021, Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to each fund and received fees for investor servicing for class A, class B (except Putnam RetirementReady 2065 Fund), class C, class R and class Y that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts.  Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s defined and non-defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares would pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class R	Class R6	Class Y	Total
2060 Fund	$588	$9	$104	$7	$212	$539	$1,459
2055 Fund	6,370	53	581	78	1,346	4,546	12,974
2050 Fund	15,845	162	497	335	2,179	16,002	35,020
2045 Fund	21,942	269	519	132	2,328	19,252	44,442
2040 Fund	39,996	276	430	198	3,632	43,307	87,839
2035 Fund	38,778	255	746	368	3,472	34,527	78,146
2030 Fund	55,724	287	754	315	4,966	55,374	117,420
2025 Fund	44,698	238	1,320	77	3,192	40,196	89,721
Maturity Fund	32,917	319	632	542	848	51,355	86,613

RetirementReady® Funds 107

Effective January 4, 2021, Putnam Investor Services, Inc. provides investor servicing agent functions to each fund at the following class specific rates. During the period January 4, 2021 through January 31, 2021, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

		Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
		0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund		$1	$1	$2	$2	$2	$1	$—*	$1	$10

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$71	$2	$24	$3	$7	$9	$1	$27	$210	$354
2055 Fund	442	10	116	32	518	66	1	158	1,572	2,915
2050 Fund	745	32	107	145	709	78	1	264	5,641	7,722
2045 Fund	1,474	54	108	49	783	178	1	278	7,069	9,994
2040 Fund	1,752	57	91	65	922	159	1	423	15,482	18,952
2035 Fund	2,371	47	125	183	1,420	230	1	408	11,738	16,523
2030 Fund	2,628	42	152	119	1,456	570	1	556	18,815	24,339
2025 Fund	2,599	43	207	133	1,047	323	1	334	13,738	18,425
Maturity Fund	2,312	58	246	121	684	85	1	232	30,938	34,677

* Amount is less than $1.00.

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$2	$8	$4	$2	$16

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$1,340	$92	$1,046	$37	$6	$2,521
2055 Fund	12,167	461	5,096	341	480	18,545
2050 Fund	31,662	1,507	4,682	1,566	657	40,074
2045 Fund	45,070	2,516	4,890	606	725	53,807
2040 Fund	83,206	2,678	4,192	918	854	91,848
2035 Fund	79,134	2,341	6,752	1,780	1,316	91,323
2030 Fund	113,760	2,580	7,132	1,463	1,348	126,283
2025 Fund	91,997	2,209	11,938	570	970	107,684
Maturity Fund	70,717	3,044	7,079	2,292	634	83,766

108 RetirementReady® Funds

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B,if applicable, and class C shares, in the following amounts:

		Class A
		Net commissions	Class C CDSC
2065 Fund		$1	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$961	$—	$110
2055 Fund	1,964	—	67
2050 Fund	3,800	29	48
2045 Fund	6,244	20	69
2040 Fund	2,530	85	165
2035 Fund	3,801	3	7
2030 Fund	5,638	230	71
2025 Fund	5,893	21	1
Maturity Fund	650	495	50

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	—
2055 Fund	46
2050 Fund	73
2045 Fund	45
2040 Fund	6
2035 Fund	137
2030 Fund	23
2025 Fund	—
Maturity Fund	9

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$82,721	$—
2060 Fund	2,240,683	1,262,394
2055 Fund	7,681,304	4,706,656
2050 Fund	15,122,341	10,847,177
2045 Fund	21,442,625	14,754,049
2040 Fund	37,121,232	37,073,915
2035 Fund	34,723,358	29,830,730
2030 Fund	44,844,378	42,537,301
2025 Fund	56,842,507	48,634,927
Maturity Fund	258,421,719	39,766,681

RetirementReady® Funds 109

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS ) TO 1/31/21
Class A	Shares	Amount
Shares sold	268	$2,720
Shares issued in connection with reinvestment of distributions	—	—
	268	2,720
Shares repurchased	—	—
Net increase	268	$2,720

2060 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	45,851	$523,113	144,478	$1,447,373
Shares issued in connection with
reinvestment of distributions	1,286	15,750	7,718	84,587
	47,137	538,863	152,196	1,531,960
Shares repurchased	(152,877)	(1,711,668)	(111,361)	(1,121,827)
Net increase (decrease)	(105,740)	$(1,172,805)	40,835	$410,133

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	34	414	97	1,061
	34	414	97	1,061
Shares repurchased	—	—	(532)	(5,534)
Net increase (decrease)	34	$414	(435)	$(4,473)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	2,066	$23,710	11,749	$124,438
Shares issued in connection with
reinvestment of distributions	401	4,856	863	9,408
	2,467	28,566	12,612	133,846
Shares repurchased	(1,827)	(20,598)	(6,765)	(70,378)
Net increase	640	$7,968	5,847	$63,468

110 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	197	$2,157
Shares issued in connection with reinvestment of distributions	—	—
	197	2,157
Shares repurchased	(2,290)	(25,937)
Net decrease	(2,093)	$(23,780)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	—	$—	103	$1,111
Shares issued in connection with
reinvestment of distributions	31	380	58	646
	31	380	161	1,757
Shares repurchased	—	—	(1,404)	(15,608)
Net increase (decrease)	31	$380	(1,243)	$(13,851)

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	2,648	$32,382
Shares issued in connection with reinvestment of distributions	—	—
	2,648	32,382
Shares repurchased	(5)	(60)
Net increase	2,643	$32,322

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	3,673	$44,887
Shares issued in connection with reinvestment of distributions	—	—
	3,673	44,887
Shares repurchased	(3)	(35)
Net increase	3,670	$44,852

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	812	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	812	10,000
Shares repurchased	—	—
Net increase	812	$10,000

RetirementReady® Funds 111

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	29,053	$346,752	63,764	$673,832
Shares issued in connection with
reinvestment of distributions	2,847	35,049	4,193	46,331
	31,900	381,801	67,957	720,163
Shares repurchased	(12,811)	(156,929)	(58,969)	(623,104)
Net increase	19,089	$224,872	8,988	$97,059

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	211,829	$2,443,328	13,136	$136,779
Shares issued in connection with
reinvestment of distributions	4,739	58,189	886	9,771
	216,568	2,501,517	14,022	146,550
Shares repurchased	(54,623)	(652,064)	(17,347)	(184,940)
Net increase (decrease)	161,945	$1,849,453	(3,325)	$(38,390)

2055 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	183,473	$2,042,305	623,416	$6,576,044
Shares issued in connection with
reinvestment of distributions	1,694	20,651	103,934	1,116,284
	185,167	2,062,956	727,350	7,692,328
Shares repurchased	(1,400,089)	(15,601,974)	(511,605)	(5,377,552)
Net increase (decrease)	(1,214,922)	$(13,539,018)	215,745	$2,314,776

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$11
Shares issued in connection with
reinvestment of distributions	—	—	651	6,950
	—	—	652	6,961
Shares repurchased	(2,075)	(22,312)	(279)	(2,977)
Net increase (decrease)	(2,075)	$(22,312)	373	$3,984

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	5,563	$60,744	9,495	$97,002
Shares issued in connection with
reinvestment of distributions	163	1,930	6,781	71,067
	5,726	62,674	16,276	168,069
Shares repurchased	(1,555)	(17,508)	(17,528)	(158,565)
Net increase (decrease)	4,171	$45,166	(1,252)	$9,504

112 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	578	$6,298
Shares issued in connection with reinvestment of distributions	—	—
	578	6,298
Shares repurchased	(10,991)	(123,726)
Net decrease	(10,413)	$(117,428)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	2,383	$27,442	4,003	$41,869
Shares issued in connection with
reinvestment of distributions	83	1,014	582	6,299
	2,466	28,456	4,585	48,168
Shares repurchased	(1,049)	(12,487)	(1,798)	(16,885)
Net increase	1,417	$15,969	2,787	$31,283

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	213,718	$2,599,402
Shares issued in connection with reinvestment of distributions	—	—
	213,718	2,599,402
Shares repurchased	(443)	(5,489)
Net increase	213,275	$2,593,913

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	27,041	$328,911
Shares issued in connection with reinvestment of distributions	—	—
	27,041	328,911
Shares repurchased	(55)	(689)
Net increase	26,986	$328,222

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	815	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	815	10,000
Shares repurchased	—	—
Net increase	815	$10,000

RetirementReady® Funds 113

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	45,774	$532,593	162,493	$1,715,241
Shares issued in connection with
reinvestment of distributions	5,967	73,217	44,535	483,648
	51,741	605,810	207,028	2,198,889
Shares repurchased	(68,119)	(796,407)	(179,464)	(1,898,650)
Net increase (decrease)	(16,378)	$(190,597)	27,564	$300,239

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,310,514	$14,809,174	34,190	$364,781
Shares issued in connection with
reinvestment of distributions	12,893	158,717	3,889	42,393
	1,323,407	14,967,891	38,079	407,174
Shares repurchased	(130,396)	(1,567,424)	(68,630)	(739,363)
Net increase (decrease)	1,193,011	$13,400,467	(30,551)	$(332,189)

2050 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	170,543	$3,093,480	977,964	$16,982,681
Shares issued in connection with
reinvestment of distributions	25	504	211,889	3,722,891
	170,568	3,093,984	1,189,853	20,705,572
Shares repurchased	(2,903,982)	(52,264,879)	(835,685)	(14,213,764)
Net increase (decrease)	(2,733,414)	$(49,170,895)	354,168	$6,491,808

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	592	$10,272
Shares issued in connection with
reinvestment of distributions	80	1,553	1,136	19,756
	80	1,553	1,728	30,028
Shares repurchased	(1,477)	(27,125)	(8,286)	(145,552)
Net decrease	(1,397)	$(25,572)	(6,558)	$(115,524)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	6,511	$121,494	9,343	$152,977
Shares issued in connection with
reinvestment of distributions	342	6,540	3,094	52,998
	6,853	128,034	12,437	205,975
Shares repurchased	(3,535)	(64,362)	(5,093)	(81,911)
Net increase	3,318	$63,672	7,344	$124,064

114 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	437	$7,873
Shares issued in connection with reinvestment of distributions	—	—
	437	7,873
Shares repurchased	(12,792)	(237,164)
Net decrease	(12,355)	$(229,291)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	2,200	$40,604	5,123	$85,890
Shares issued in connection with
reinvestment of distributions	370	7,174	2,012	34,947
	2,570	47,778	7,135	120,837
Shares repurchased	(1,606)	(31,225)	(2,995)	(45,920)
Net increase	964	$16,553	4,140	$74,917

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	187,510	$3,685,101
Shares issued in connection with reinvestment of distributions	—	—
	187,510	3,685,101
Shares repurchased	(7,531)	(152,126)
Net increase	179,979	$3,532,975

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	19,878	$390,608
Shares issued in connection with reinvestment of distributions	—	—
	19,878	390,608
Shares repurchased	(15)	(296)
Net increase	19,863	$390,312

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	505	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	505	10,000
Shares repurchased	—	—
Net increase	505	$10,000

RetirementReady® Funds 115

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	59,775	$1,173,851	115,791	$2,007,366
Shares issued in connection with
reinvestment of distributions	8,485	168,163	45,949	813,759
	68,260	1,342,014	161,740	2,821,125
Shares repurchased	(32,967)	(640,098)	(227,074)	(3,714,744)
Net increase (decrease)	35,293	$701,916	(65,334)	$(893,619)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,866,147	$52,076,041	52,059	$926,863
Shares issued in connection with
reinvestment of distributions	40,917	810,568	26,329	466,809
	2,907,064	52,886,609	78,388	1,393,672
Shares repurchased	(224,509)	(4,366,133)	(409,427)	(7,241,618)
Net increase (decrease)	2,682,555	$48,520,476	(331,039)	$(5,847,946)

2045 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	247,742	$4,961,464	1,451,446	$27,829,162
Shares issued in connection with
reinvestment of distributions	1,903	41,427	209,198	4,081,451
	249,645	5,002,891	1,660,644	31,910,613
Shares repurchased	(3,241,509)	(64,508,366)	(841,958)	(15,901,893)
Net increase (decrease)	(2,991,864)	$(59,505,475)	818,686	$16,008,720

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	937	$18,000	—	$—
Shares issued in connection with
reinvestment of distributions	146	2,798	1,988	34,479
	1,083	20,798	1,988	34,479
Shares repurchased	(2,534)	(47,930)	(4,772)	(80,312)
Net decrease	(1,451)	$(27,132)	(2,784)	$(45,833)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	2,230	$41,016	6,093	$100,444
Shares issued in connection with
reinvestment of distributions	320	6,112	3,257	56,480
	2,550	47,128	9,350	156,924
Shares repurchased	(2,986)	(54,612)	(8,813)	(155,008)
Net increase (decrease)	(436)	$(7,484)	537	$1,916

116 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	338	$6,489
Shares issued in connection with reinvestment of distributions	—	—
	338	6,489
Shares repurchased	(6,412)	(125,998)
Net decrease	(6,074)	$(119,509)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	870	$18,734	2,437	$48,389
Shares issued in connection with
reinvestment of distributions	96	2,183	567	11,642
	966	20,917	3,004	60,031
Shares repurchased	(3,150)	(72,036)	(2,314)	(42,697)
Net increase (decrease)	(2,184)	$(51,119)	690	$17,334

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	154,234	$4,167,008
Shares issued in connection with reinvestment of distributions	—	—
	154,234	4,167,008
Shares repurchased	(15,042)	(417,106)
Net increase	139,192	$3,749,902

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	33,194	$896,822
Shares issued in connection with reinvestment of distributions	—	—
	33,194	896,822
Shares repurchased	(655)	(18,363)
Net increase	32,539	$878,459

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	367	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	367	10,000
Shares repurchased	—	—
Net increase	367	$10,000

RetirementReady® Funds 117

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	27,975	$722,064	66,833	$1,600,688
Shares issued in connection with
reinvestment of distributions	4,718	128,463	22,801	559,297
	32,693	850,527	89,634	2,159,985
Shares repurchased	(15,067)	(394,537)	(108,672)	(2,545,649)
Net increase (decrease)	17,626	$455,990	(19,038)	$(385,664)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,611,222	$65,783,307	24,021	$577,429
Shares issued in connection with
reinvestment of distributions	26,404	719,522	4,936	121,128
	2,637,626	66,502,829	28,957	698,557
Shares repurchased	(203,506)	(5,413,197)	(95,654)	(2,288,619)
Net increase (decrease)	2,434,120	$61,089,632	(66,697)	$(1,590,062)

2040 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	301,762	$6,627,880	1,753,725	$37,060,125
Shares issued in connection with
reinvestment of distributions	37	867	387,197	8,340,224
	301,799	6,628,747	2,140,922	45,400,349
Shares repurchased	(6,643,404)	(144,828,890)	(1,404,667)	(29,636,328)
Net increase (decrease)	(6,341,605)	$(138,200,143)	736,255	$15,764,021

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	328	6,902	1,550	30,309
	328	6,902	1,550	30,309
Shares repurchased	(1,376)	(28,007)	(3,433)	(66,325)
Net decrease	(1,048)	$(21,105)	(1,883)	$(36,016)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	3,330	$66,944	6,714	$126,165
Shares issued in connection with
reinvestment of distributions	527	10,891	2,839	54,425
	3,857	77,835	9,553	180,590
Shares repurchased	(7,147)	(142,854)	(17,676)	(323,434)
Net decrease	(3,290)	$(65,019)	(8,123)	$(142,844)

118 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	320	$6,474
Shares issued in connection with reinvestment of distributions	—	—
	320	6,474
Shares repurchased	(25,768)	(531,446)
Net decrease	(25,448)	$(524,972)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	840	$19,739	3,195	$68,178
Shares issued in connection with
reinvestment of distributions	242	5,924	717	16,235
	1,082	25,663	3,912	84,413
Shares repurchased	(5,191)	(126,108)	(377)	(7,211)
Net increase (decrease)	(4,109)	$(100,445)	3,535	$77,202

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	165,352	$4,675,425
Shares issued in connection with reinvestment of distributions	—	—
	165,352	4,675,425
Shares repurchased	(2,176)	(62,816)
Net increase	163,176	$4,612,609

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	28,198	$797,394
Shares issued in connection with reinvestment of distributions	—	—
	28,198	797,394
Shares repurchased	(92)	(2,634)
Net increase	28,106	$794,760

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	351	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	351	10,000
Shares repurchased	—	—
Net increase	351	$10,000

RetirementReady® Funds 119

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	23,799	$657,025	134,127	$3,391,107
Shares issued in connection with
reinvestment of distributions	10,530	299,775	41,423	1,087,363
	34,329	956,800	175,550	4,478,470
Shares repurchased	(39,289)	(1,063,216)	(317,128)	(7,711,917)
Net decrease	(4,960)	$(106,416)	(141,578)	$(3,233,447)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,494,591	$146,348,523	32,628	$845,471
Shares issued in connection with
reinvestment of distributions	86,382	2,455,834	8,821	231,472
	5,580,973	148,804,357	41,449	1,076,943
Shares repurchased	(501,850)	(14,119,486)	(146,867)	(3,744,537)
Net increase (decrease)	5,079,123	$134,684,871	(105,418)	$(2,667,594)

2035 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	410,229	$9,099,837	2,087,988	$44,897,862
Shares issued in connection with
reinvestment of distributions	52	1,218	231,263	5,060,043
	410,281	9,101,055	2,319,251	49,957,905
Shares repurchased	(5,298,535)	(117,076,012)	(1,205,895)	(25,593,325)
Net increase (decrease)	(4,888,254)	$(107,974,957)	1,113,356	$24,364,580

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,907	$37,771
Shares issued in connection with
reinvestment of distributions	71	1,515	1,153	22,978
	71	1,515	3,060	60,749
Shares repurchased	(2,916)	(61,505)	(12,175)	(236,911)
Net decrease	(2,845)	$(59,990)	(9,115)	$(176,162)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	3,594	$73,192	11,496	$223,368
Shares issued in connection with
reinvestment of distributions	189	3,986	3,254	64,270
	3,783	77,178	14,750	287,638
Shares repurchased	(21,164)	(439,438)	(27,785)	(530,858)
Net decrease	(17,381)	$(362,260)	(13,035)	$(243,220)

120 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	90	$1,910
Shares issued in connection with reinvestment of distributions	—	—
	90	1,910
Shares repurchased	(20,993)	(451,961)
Net decrease	(20,903)	$(450,051)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	10,216	$227,115	2,619	$53,610
Shares issued in connection with
reinvestment of distributions	255	5,707	1,205	25,360
	10,471	232,822	3,824	78,970
Shares repurchased	(3,551)	(79,118)	(2,117)	(38,443)
Net increase	6,920	$153,704	1,707	$40,527

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	263,694	$7,381,694
Shares issued in connection with reinvestment of distributions	—	—
	263,694	7,381,694
Shares repurchased	(11,899)	(338,425)
Net increase	251,795	$7,043,269

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	41,593	$1,164,438
Shares issued in connection with reinvestment of distributions	—	—
	41,593	1,164,438
Shares repurchased	(69)	(1,942)
Net increase	41,524	$1,162,496

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	355	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	355	10,000
Shares repurchased	—	—
Net increase	355	$10,000

RetirementReady® Funds 121

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	31,004	$857,936	62,914	$1,632,310
Shares issued in connection with
reinvestment of distributions	6,504	183,153	24,496	645,469
	37,508	1,041,089	87,410	2,277,779
Shares repurchased	(13,405)	(360,985)	(174,229)	(4,483,503)
Net increase (decrease)	24,103	$680,104	(86,819)	$(2,205,724)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	4,328,978	$115,345,067	24,804	$636,576
Shares issued in connection with
reinvestment of distributions	41,843	1,177,466	6,460	170,163
	4,370,821	116,522,533	31,264	806,739
Shares repurchased	(437,786)	(12,154,523)	(173,835)	(4,482,885)
Net increase (decrease)	3,933,035	$104,368,010	(142,571)	$(3,676,146)

2030 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	606,766	$13,116,746	2,653,598	$56,201,753
Shares issued in connection with
reinvestment of distributions	61	1,390	354,427	7,620,178
	606,827	13,118,136	3,008,025	63,821,931
Shares repurchased	(8,796,759)	(189,489,237)	(1,984,534)	(42,025,523)
Net increase (decrease)	(8,189,932)	$(176,371,101)	1,023,491	$21,796,408

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—**	$9	1,005	$20,782
Shares issued in connection with
reinvestment of distributions	67	1,422	1,277	26,070
	67	1,431	2,282	46,852
Shares repurchased	(12,642)	(263,523)	(11,176)	(224,379)
Net decrease	(12,575)	$(262,092)	(8,894)	$(177,527)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	3,988	$82,166	13,283	$268,421
Shares issued in connection with
reinvestment of distributions	618	12,957	2,719	55,111
	4,606	95,123	16,002	323,532
Shares repurchased	(4,179)	(86,803)	(16,622)	(326,624)
Net increase (decrease)	427	$8,320	(620)	$(3,092)

122 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	348	$7,393
Shares issued in connection with reinvestment of distributions	—	—
	348	7,393
Shares repurchased	(19,678)	(421,104)
Net decrease	(19,330)	$(413,711)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	1,677	$34,981	3,724	$74,587
Shares issued in connection with
reinvestment of distributions	396	8,340	1,215	24,717
	2,073	43,321	4,939	99,304
Shares repurchased	(4,530)	(94,895)	(8,160)	(159,503)
Net decrease	(2,457)	$(51,574)	(3,221)	$(60,199)

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	289,077	$7,535,329
Shares issued in connection with reinvestment of distributions	—	—
	289,077	7,535,329
Shares repurchased	(8,922)	(235,141)
Net increase	280,155	$7,300,188

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	110,790	$2,887,730
Shares issued in connection with reinvestment of distributions	—	—
	110,790	2,887,730
Shares repurchased	(186)	(4,890)
Net increase	110,604	$2,882,840

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	382	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	382	10,000
Shares repurchased	—	—
Net increase	382	$10,000

RetirementReady® Funds 123

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	25,376	$653,567	176,797	$4,427,349
Shares issued in connection with
reinvestment of distributions	14,199	371,862	37,891	954,866
	39,575	1,025,429	214,688	5,382,215
Shares repurchased	(61,538)	(1,592,303)	(245,970)	(5,948,195)
Net decrease	(21,963)	$(566,874)	(31,282)	$(565,980)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	7,323,693	$185,004,041	33,796	$831,967
Shares issued in connection with
reinvestment of distributions	105,378	2,755,622	9,876	248,680
	7,429,071	187,759,663	43,672	1,080,647
Shares repurchased	(679,593)	(17,522,776)	(194,503)	(4,817,514)
Net increase (decrease)	6,749,478	$170,236,887	(150,831)	$(3,736,867)

** Amount represents less than 1 share.

2025 Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	835,399	$18,029,775	3,278,516	$70,243,860
Shares issued in connection with
reinvestment of distributions	14,078	309,585	193,776	4,183,614
	849,477	18,339,360	3,472,292	74,427,474
Shares repurchased	(6,757,788)	(145,202,851)	(1,602,676)	(34,019,680)
Net increase (decrease)	(5,908,311)	$(126,863,491)	1,869,616	$40,407,794

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,647	$32,646
Shares issued in connection with
reinvestment of distributions	298	6,034	728	14,642
	298	6,034	2,375	47,288
Shares repurchased	(4,072)	(81,927)	(14,483)	(287,789)
Net decrease	(3,774)	$(75,893)	(12,108)	$(240,501)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	5,934	$118,238	17,131	$333,476
Shares issued in connection with
reinvestment of distributions	2,133	42,716	3,127	62,357
	8,067	160,954	20,258	395,833
Shares repurchased	(34,552)	(689,911)	(16,791)	(331,884)
Net increase (decrease)	(26,485)	$(528,957)	3,467	$63,949

124 RetirementReady® Funds

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	51	$1,060
Shares issued in connection with reinvestment of distributions	—	—
	51	1,060
Shares repurchased	(9,579)	(199,208)
Net decrease	(9,528)	$(198,148)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	29,042	$591,284	6,485	$127,800
Shares issued in connection with
reinvestment of distributions	126	2,569	276	5,593
	29,168	593,853	6,761	133,393
Shares repurchased	(3,730)	(75,942)	(22,069)	(412,988)
Net increase (decrease)	25,438	$517,911	(15,308)	$(279,595)

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R3	Shares	Amount
Shares sold	261,854	$5,725,341
Shares issued in connection with reinvestment of distributions	—	—
	261,854	5,725,341
Shares repurchased	(9,233)	(202,839)
Net increase	252,621	$5,522,502

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R4	Shares	Amount
Shares sold	80,498	$1,759,416
Shares issued in connection with reinvestment of distributions	—	—
	80,498	1,759,416
Shares repurchased	(4,256)	(93,593)
Net increase	76,242	$1,665,823

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/31/21
Class R5	Shares	Amount
Shares sold	456	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	456	10,000
Shares repurchased	—	—
Net increase	456	$10,000

RetirementReady® Funds 125

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	23,146	$507,184	125,813	$2,716,657
Shares issued in connection with
reinvestment of distributions	16,377	358,991	31,868	693,450
	39,523	866,175	157,681	3,410,107
Shares repurchased	(113,125)	(2,485,356)	(363,849)	(7,627,701)
Net decrease	(73,602)	$(1,619,181)	(206,168)	$(4,217,594)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,967,728	$151,241,756	40,070	$838,834
Shares issued in connection with
reinvestment of distributions	147,741	3,235,521	6,371	138,642
	7,115,469	154,477,277	46,441	977,476
Shares repurchased	(1,048,798)	(23,032,105)	(235,445)	(5,111,941)
Net increase (decrease)	6,066,671	$131,445,172	(189,004)	$(4,134,465)

Maturity Fund

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	248,360	$4,253,861	2,192,364	$37,926,250
Shares issued in connection with
reinvestment of distributions	30,575	523,628	168,755	2,917,774
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	1,186,266	20,271,391	—	—
	1,465,201	25,048,880	2,361,119	40,844,024
Shares repurchased	(5,920,786)	(100,881,014)	(1,986,830)	(34,088,439)
Net increase (decrease)	(4,455,585)	$(75,832,134)	374,289	$6,755,585

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	365	6,104	701	11,849
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	23,382	389,346	—	—
	23,747	395,450	701	11,849
Shares repurchased	(6,237)	(104,853)	(12,396)	(209,361)
Net increase (decrease)	17,510	$290,597	(11,695)	$(197,512)

126 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	2,230	$37,454	816	$13,858
Shares issued in connection with
reinvestment of distributions	979	16,442	1,102	18,676
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	102,154	1,705,669	—	—
	105,363	1,759,565	1,918	32,534
Shares repurchased	(20,093)	(338,204)	(14,553)	(244,255)
Net increase (decrease)	85,270	$1,421,361	(12,635)	$(211,721)

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	189	$3,345
Shares issued in connection with reinvestment of distributions	35	614
	224	3,959
Shares repurchased	(9,451)	(166,435)
Net decrease	(9,227)	$(162,476)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	3,574	$61,518	31,039	$541,321
Shares issued in connection with
reinvestment of distributions	593	10,164	1,187	20,464
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	17,899	305,581	—	—
	22,066	377,263	32,226	561,785
Shares repurchased	(34,194)	(584,904)	(5,737)	(98,418)
Net increase (decrease)	(12,128)	$(207,641)	26,489	$463,367

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/21/21
Class R3	Shares	Amount
Shares sold	214,848	$3,715,263
Shares issued in connection with reinvestment of distributions	149	2,563
	214,997	3,717,826
Shares repurchased	(16,955)	(293,660)
Net increase	198,042	$3,424,166

RetirementReady® Funds 127

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/21/21
Class R4	Shares	Amount
Shares sold	25,712	$444,631
Shares issued in connection with reinvestment of distributions	20	339
	25,732	444,970
Shares repurchased	(4,474)	(77,802)
Net increase	21,258	$367,168

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 1/21/21
Class R5	Shares	Amount
Shares sold	577	$10,000
Shares issued in connection with reinvestment of distributions	1	10
	578	10,010
Shares repurchased	—	—
Net increase	578	$10,010

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	12,838	$221,279	16,550	$287,712
Shares issued in connection with
reinvestment of distributions	5,434	93,718	4,997	86,661
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	444,275	7,617,272	—	—
	462,547	7,932,269	21,547	374,373
Shares repurchased	(41,716)	(722,536)	(43,335)	(730,037)
Net increase (decrease)	420,831	$7,209,733	(21,788)	$(355,664)

	SIX MONTHS ENDED 1/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,986,902	$102,461,498	23,605	$404,747
Shares issued in connection with
reinvestment of distributions	142,009	2,450,224	4,047	70,350
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	11,627,637	199,418,629	—	—
	17,756,548	304,330,351	27,652	475,097
Shares repurchased	(1,332,056)	(23,002,666)	(166,907)	(2,859,964)
Net increase (decrease)	16,424,492	$281,327,685	(139,255)	$(2,384,867)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

128 RetirementReady® Funds

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class A	1,000	78.86%	$9,980
2065 Fund class C	1,000	100.00	9,972
2065 Fund class R	1,000	100.00	9,975
2065 Fund class R3	1,000	100.00	9,976
2065 Fund class R4	1,000	100.00	9,978
2065 Fund class R5	1,000	100.00	9,980
2065 Fund class R6	1,000	100.00	9,980
2065 Fund class Y	1,000	100.00	9,980
2060 Fund class B	1,238	78.06	15,042
2060 Fund class R	1,255	100.00	15,430
2060 Fund class R3	812	30.72	9,971
2060 Fund class R4	812	22.13	9,979
2060 Fund class R5	812	100.00	9,980
2060 Fund class Y	1,293	0.76	15,839
2055 Fund class R3	815	0.38	9,976
2055 Fund class R4	815	3.02	9,976
2055 Fund class R5	815	100.00	9,978
2050 Fund class R3	505	0.28	9,984
2050 Fund class R4	505	2.54	9,984
2050 Fund class R5	505	100.00	9,977
2045 Fund class R3	367	0.26	9,960
2045 Fund class R4	367	1.13	9,964
2045 Fund class R5	367	100.00	9,971
2040 Fund class R3	351	0.22	9,951
2040 Fund class R4	351	1.25	9,954
2040 Fund class R5	351	100.00	9,961
2035 Fund class R3	355	0.14	9,944
2035 Fund class R4	355	0.85	9,944
2035 Fund class R5	355	100.00	9,950
2030 Fund class R3	382	0.14	9,940
2030 Fund class R4	382	0.35	9,943
2030 Fund class R5	382	100.00	9,939
2025 Fund class R3	456	0.18	9,923
2025 Fund class R4	456	0.60	9,927
2025 Fund class R5	456	100.00	9,932
Maturity Fund class R3	578	0.29	9,942
Maturity Fund class R4	578	2.72	9,942
Maturity Fund class R5	578	100.00	9,935

RetirementReady® Funds 129

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund.

2060 Fund	22.4%
2055 Fund	17.8%
2050 Fund	11.2%
2045 Fund	9.0%
2040 Fund	6.5%
2035 Fund	8.7%
2030 Fund	7.2%
2025 Fund	5.1%

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$—	$415	$—	$1	$—	$—	$—	43	$415
Putnam Multi-Asset Absolute
Return Fund Class P	—	8,024	—	—	—	—	(150)	764	7,874
Putnam Dynamic Asset Allocation
Equity Fund Class P	—	60,633	—	—	—	—	(39)	4,279	60,594
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	13,235	—	—	—	—	(21)	691	13,214
Putnam Government Money
Market Fund Class G	—	414	—	—	—	—	—	414	414
Totals	$—	$82,721	$—	$1	$—	$—	$(210)		$82,511

2060 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$19,804	$18,025	$8,117	$409	$—	$(221)	$830	3,145	$30,321
Putnam Multi-Asset Absolute
Return Fund Class P	280,208	261,204	112,461	—	—	(8,943)	(9,119)	39,853	410,889
Putnam Dynamic Asset Allocation
Equity Fund Class P	2,174,087	1,585,490	945,043	25,888	67,930	100,788	217,112	221,217	3,132,434
Putnam Dynamic Asset Allocation
Growth Fund Class P	472,565	357,917	186,897	5,349	—	18,450	49,174	37,197	711,209
Putnam Government Money
Market Fund Class G	12,453	18,047	9,876	—	—	—	—	20,624	20,624
Totals	$2,959,117	$2,240,683	$1,262,394	$31,646	$67,930	$110,074	$257,997		$4,305,477

130 RetirementReady® Funds	RetirementReady® Funds 131

2055 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$276,267	$120,163	$44,001	$5,282	$—	$(699)	$8,392	37,357	$360,122
Putnam Multi-Asset Absolute
Return Fund Class P	2,280,545	1,056,998	355,609	—	—	(16,170)	(120,651)	275,957	2,845,113
Putnam Dynamic Asset Allocation
Equity Fund Class P	14,427,405	4,101,771	3,158,067	150,482	394,862	575,416	1,355,619	1,221,903	17,302,144
Putnam Dynamic Asset Allocation
Growth Fund Class P	7,004,853	2,309,907	1,095,694	72,690	—	78,339	867,724	479,348	9,165,129
Putnam Government Money
Market Fund Class G	102,320	92,465	53,285	5	—	—	—	141,500	141,500
Totals	$24,091,390	$7,681,304	$4,706,656	$228,459	$394,862	$636,886	$2,111,084		$29,814,008

2050 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$1,264,079	$504,710	$162,258	$23,757	$—	$(4,332)	$38,664	170,214	$1,640,863
Putnam Multi-Asset Absolute
Return Fund Class P	6,260,593	2,293,611	779,403	—	—	(73,942)	(293,484)	718,465	7,407,375
Putnam Dynamic Asset Allocation
Equity Fund Class P	27,812,323	5,519,431	5,950,644	276,543	725,648	691,036	2,973,397	2,192,482	31,045,543
Putnam Dynamic Asset Allocation
Growth Fund Class P	30,387,202	6,579,206	3,827,335	300,446	—	128,690	3,888,538	1,943,321	37,156,301
Putnam Government Money
Market Fund Class G	275,012	225,383	127,537	17	—	—	—	372,858	372,858
Totals	$65,999,209	$15,122,341	$10,847,177	$600,763	$725,648	$741,452	$6,607,115		$77,622,940

2045 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$2,004,418	$800,560	$270,992	$37,743	$—	$(8,670)	$62,623	268,458	$2,587,939
Putnam Multi-Asset Absolute
Return Fund Class P	9,415,402	3,866,655	1,248,911	—	—	(111,429)	(442,398)	1,113,416	11,479,319
Putnam Dynamic Asset Allocation
Balanced Fund Class P	—	505,755	10,022	—	—	113	(1,625)	29,826	494,221
Putnam Dynamic Asset Allocation
Equity Fund Class P	15,271,239	3,295,948	4,788,169	143,317	376,064	967,876	918,454	1,106,310	15,665,348
Putnam Dynamic Asset Allocation
Growth Fund Class P	55,875,454	12,364,949	8,184,801	553,912	—	257,975	7,037,266	3,522,534	67,350,843
Putnam Government Money
Market Fund Class G	908,655	608,758	251,154	60	—	—	—	1,266,259	1,266,259
Totals	$83,475,168	$21,442,625	$14,754,049	$735,032	$376,064	$1,105,865	$7,574,320		$98,843,929

132 RetirementReady® Funds	RetirementReady® Funds 133

2040 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$5,978,783	$2,008,315	$788,427	$110,907	$—	$(29,533)	$188,959	763,288	$7,358,097
Putnam Multi-Asset Absolute
Return Fund Class P	25,949,570	7,757,560	3,274,703	—	—	(485,410)	(998,397)	2,807,820	28,948,620
Putnam Dynamic Asset Allocation
Balanced Fund Class P	16,324,434	5,774,232	2,171,745	128,646	107,331	61,454	1,376,577	1,289,375	21,364,952
Putnam Dynamic Asset Allocation
Equity Fund Class P	1,573,458	45,379	1,655,389	1	3	125,151	(88,599)	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	118,031,488	14,556,671	23,075,420	1,089,114	—	1,048,933	13,757,430	6,502,045	124,319,102
Putnam Government Money
Market Fund Class G	4,356,782	6,979,075	6,108,231	273	—	—	—	5,227,626	5,227,626
Totals	$172,214,515	$37,121,232	$37,073,915	$1,328,941	$107,334	$720,595	$14,235,970		$187,218,397

2035 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$11,169,676	$3,578,012	$1,657,652	$207,268	$—	$(59,073)	$360,501	1,389,156	$13,391,464
Putnam Multi-Asset Absolute
Return Fund Class P	28,079,406	8,828,338	4,021,299	—	—	(545,899)	(1,061,066)	3,033,897	31,279,480
Putnam Dynamic Asset Allocation
Balanced Fund Class P	56,908,031	12,375,843	8,328,263	452,805	376,299	239,627	4,806,420	3,983,202	66,001,658
Putnam Dynamic Asset Allocation
Conservative Fund Class P	—	501,331	12,621	713	—	15	(3,450)	42,382	485,275
Putnam Dynamic Asset Allocation
Growth Fund Class P	46,559,669	7,582,588	14,876,032	408,525	—	2,505,704	3,069,931	2,345,286	44,841,860
Putnam Government Money
Market Fund Class G	4,895,860	1,857,246	934,863	304	—	—	—	5,818,243	5,818,243
Totals	$147,612,642	$34,723,358	$29,830,730	$1,069,615	$376,299	$2,140,374	$7,172,336		$161,817,980

134 RetirementReady® Funds	RetirementReady® Funds 135

2030 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$28,616,017	$6,562,820	$3,754,516	$516,960	$—	$(147,069)	$892,466	3,337,108	$32,169,718
Putnam Multi-Asset Absolute
Return Fund Class P	53,425,285	13,125,723	6,805,668	—	—	(1,289,399)	(1,726,852)	5,502,336	56,729,089
Putnam Dynamic Asset Allocation
Balanced Fund Class P	123,075,707	16,967,182	25,379,498	942,744	755,817	1,025,478	9,234,196	7,539,110	124,923,065
Putnam Dynamic Asset Allocation
Conservative Fund Class P	10,283,868	5,164,494	1,450,923	108,382	244,457	72,464	68,637	1,234,807	14,138,540
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,271,812	167,559	3,493,792	—	—	226,001	(171,580)	—	—
Putnam Government Money
Market Fund Class G	10,312,268	2,856,600	1,652,904	627	—	—	—	11,515,964	11,515,964
Totals	$228,984,957	$44,844,378	$42,537,301	$1,568,713	$1,000,274	$(112,525)	$8,296,867		$239,476,376

2025 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$30,979,545	$10,943,447	$7,416,829	$561,388	$—	$(228,618)	$1,025,248	3,662,115	$35,302,793
Putnam Multi-Asset Absolute
Return Fund Class P	49,270,324	16,976,145	11,435,676	—	—	(1,251,984)	(1,513,926)	5,048,000	52,044,883
Putnam Dynamic Asset Allocation
Balanced Fund Class P	46,242,700	12,155,155	18,543,900	347,045	265,308	2,510,032	1,127,160	2,624,692	43,491,147
Putnam Dynamic Asset Allocation
Conservative Fund Class P	36,165,203	12,972,073	8,617,409	357,365	796,473	620,481	(120,343)	3,582,533	41,020,005
Putnam Government Money
Market Fund Class G	9,832,047	3,795,687	2,621,113	607	—	—	—	11,006,621	11,006,621
Totals	$172,489,819	$56,842,507	$48,634,927	$1,266,405	$1,061,781	$1,649,911	$518,139		$182,865,449

Maturity Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)*	as of 1/31/21	as of 1/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$33,657,343	$77,736,350	$11,453,506	$957,644	$—	$(373,128)	$1,147,715	10,447,591	$100,714,774
Putnam Multi-Asset Absolute
Return Fund Class P	34,372,288	80,435,431	10,487,869	—	—	(1,328,977)	(4,579,476)	9,545,237	98,411,397
Putnam Dynamic Asset Allocation
Conservative Fund Class P	38,990,183	84,550,591	15,503,428	592,684	2,422,613	915,758	4,132,046	9,876,432	113,085,150
Putnam Government Money
Market Fund Class G	6,619,483	15,699,347	2,321,878	404	—	—	—	19,996,952	19,996,952
Totals	$113,639,297	$258,421,719	$39,766,681	$1,550,732	$2,422,613	$(786,347)	$700,285		$332,208,273

* Includes $142,572 from merger of Putnam RetirementReady 2020 Fund (Note 8).

136 RetirementReady® Funds	RetirementReady® Funds 137

Note 6: Initial capitalization and offering of shares

Putnam RetirementReady 2065 Fund was established as a series of the Trust on December 31, 2020 and commenced operations on January 4, 2021. Prior to January 4, 2021, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 8: Acquisition of Putnam RetirementReady 2020 Fund

On November 23, 2020, Putnam RetirementReady Maturity Fund issued 1,186,266, 23,382, 102,154, 17,899, 444,275 and 11,627,637 class A, class B, class C, class R, class R6 and class Y shares, respectively, for 1,088,443, 22,196, 97,672, 17,280, 367,551 and 9,644,502 class A, class B, class C, class R, class R6 and class Y shares of Putnam RetirementReady 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combined two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders The investment portfolio of Putnam RetirementReady 2020 Fund, with a fair value of $229,857,719 and an identified cost of $229,715,147 at November 20, 2020, was the principal asset acquired by Putnam RetirementReady Maturity Fund. The net assets of Putnam RetirementReady Maturity Fund and Putnam RetirementReady 2020 Fund on November 20, 2020, were $111,031,807 and $229,707,888, respectively. On November 20, 2020, Putnam RetirementReady 2020 Fund had distributions in excess of net investment income of $4,187,364, accumulated net realized loss of $10,294,197 and unrealized appreciation of $142,572. The aggregate net assets of the fund immediately following the acquisition were $340,739,695.

Information presented in the Statement of operations and changes in net assets reflect only the operations of Putnam RetirementReady Maturity Fund.

138 RetirementReady® Funds

Assuming the acquisition had been completed on August 1, 2020, Putnam RetirementReady Maturity Fund’s pro forma results of operations for the reporting period are as follows (unaudited):

Net investment Income	$2,322,672
Net gain (loss) on investments	$384,950
Net Increase (decrease) in net assets resulting from operations	$2,707,622

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2020 Fund that have been included in Putnam RetirementReady Maturity Fund’s Statement of operations for the current fiscal period.

RetirementReady® Funds 139

Shareholder Meeting Results (Unaudited)

November 5, 2020 annual meeting

A proposal to approve a new management contract for the following funds was approved as follows:

	For	Against/Withhold	Abstain
2060 Fund	132,028	567	3,518
2055 Fund	1,041,316	15,783	68,020
2050 Fund	1,536,965	221,683	122,269
2045 Fund	1,718,632	108,748	255,781
2040 Fund	3,413,154	147,291	339,234
2035 Fund	3,138,463	221,436	156,331
2030 Fund	5,072,427	293,037	370,010
2025 Fund	3,222,779	340,605	601,570
Maturity Fund	3,068,644	241,996	358,290

A proposal to approve a change in the fundamental investment restriction for the following funds was approved as follows:

	For	Against/Withhold	Abstain
2035 Fund	3,101,414	226,002	188,814
2030 Fund	4,832,211	327,047	576,215
2025 Fund	3,358,532	402,695	403,726

140 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. Each fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 30, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 30, 2021